Exhibit 99.16

Recovco ID	Loan #1	NYMT ID	Loan #3	Project Name	Pool	State	Original Loan Amount	Note Date	Occupancy
VFK3I35WNS3	XXXXXX	200049899	XXXXXXXXX	XXX XXX	20518 FTN/HomeStreet Compliance	Oregon	$XXX	XX/XX/XXXX	Primary [1]
YR5JATRV5VX	XXXXXX	XXXXXXX	XXXXXXXXX	XXX XXX	Spurs	Florida	$XXX	XX/XX/XXXX	Primary [1]
SZ3M2SBT1GR	XXXXXX	XXXXXXX	XXXXXXXXX	XXX XXX	XXX 20609 - Compliance	Nevada	$XXX	XX/XX/XXXX	Primary [1]
B2R5KDIE5H1	XXXXXX	XXXXXXX	XXXXXXXXX	XXX XXX	XXX 20609 - Compliance	Florida	$XXX	XX/XX/XXXX	Primary [1]
E0YRXYFJB04	XXXXXX	XXXXXXX	XXXXXXXXX	XXX XXX	XXX 20609 - Compliance	Wisconsin	$XXX	XX/XX/XXXX	Primary [1]
FG2EBXS5VHG	XXXXXX	XXXXXXX	XXXXXXXXX	XXX XXX	XXX 20609 - Compliance	Florida	$XXX	XX/XX/XXXX	Primary [1]
BBRQMETOS43	XXXXXX	XXXXXXX	XXXXXXXXX	XXX XXX	XXX 20609 - Compliance	Alabama	$XXX	XX/XX/XXXX	Primary [1]
I3Y5VU41IU3	XXXXXX	200055361	XXXXXXXXX	XXX XXX	XXX 20609 - Compliance	Alabama	$XXX	XX/XX/XXXX	Primary [1]
4KORUGVQQUJ	XXXXXX	200055332	XXXXXXXXX	XXX XXX	XXX 20609 - Compliance	New York	$XXX	XX/XX/XXXX	Primary [1]
JCQZ0XYJLYU	XXXXXX	200055337	XXXXXXXXX	XXX XXX	XXX 20609 - Compliance	Florida	$XXX	XX/XX/XXXX	Primary [1]
Y3VKTOP3PTH	XXXXXX	200055325	XXXXXXXXX	XXX XXX	XXX 20609 - Compliance	Minnesota	$XXX	XX/XX/XXXX	Primary [1]
S1ZIZCPO2XT	XXXXXX	200055321	XXXXXXXXX	XXX XXX	XXX 20609 - Compliance	Minnesota	$XXX	XX/XX/XXXX	Primary [1]
XH2AADSYU3O	XXXXXX	200049959	XXXXXXXXX	XXX XXX	Movement Mortgage 2019-11A	California	$XXX	XX/XX/XXXX	Primary [1]
5TOBBHLZSZ0	XXXXXX	200063714	XXXXXXXXX	XXX XXX	Movement 20792 - Compliance	North Carolina	$XXX	XX/XX/XXXX	Primary [1]
ASWGCKF3EGU	XXXXXX	200055315	XXXXXXXXX	XXX XXX	XXX 20609 - Compliance	Florida	$XXX	XX/XX/XXXX	Primary [1]
T32AA0QGD5T	XXXXXX	200055342	XXXXXXXXX	XXX XXX	XXX 20609 - Compliance	New York	$XXX	XX/XX/XXXX	Primary [1]
NJKRHI2EI02	XXXXXX	200055359	XXXXXXXXX	XXX XXX	XXX 20609 - Compliance	Texas	$XXX	XX/XX/XXXX	Primary [1]
GNBLPQU3N5O	XXXXXX	200055331	XXXXXXXXX	XXX XXX	XXX 20609 - Compliance	Mississippi	$XXX	XX/XX/XXXX	Primary [1]
BUVCXGMKG5U	XXXXXX	200055320	XXXXXXXXX	XXX XXX	XXX 20609 - Compliance	California	$XXX	XX/XX/XXXX	Primary [1]
0XTO4TZQICW	XXXXXX	200055333	XXXXXXXXX	XXX XXX	XXX 20609 - Compliance	Florida	$XXX	XX/XX/XXXX	Primary [1]
Q2P1NPQSK1T	XXXXXX	300000823	XXXXXXXXX	XXX XXX	RHC/Obsidian 30080	Florida	$XXX	XX/XX/XXXX	Primary [1]
NOEDRM22IDN	XXXXXX	300000483	XXXXXXXXX	XXX XXX	Rams - On Q Financial 30039	Arizona	$XXX	XX/XX/XXXX	Primary [1]
MU4R10L22BT	XXXXXX	300001770	XXXXXXXXX	XXX XXX	Geo Corp 30143	Maryland	$XXX	XX/XX/XXXX	Primary [1]
DBWGFYZUAYL	XXXXXX	300000403	XXXXXXXXX	XXX XXX	Summit 30028	Pennsylvania	$XXX	XX/XX/XXXX	Primary [1]
ZYVVG51TFS1	XXXXXX	200050087	XXXXXXXXX	XXX XXX	20518 FTN/HomeStreet Compliance	Washington	$XXX	XX/XX/XXXX	Primary [1]
QJCCCBAZHIH	XXXXXX	200049936	XXXXXXXXX	XXX XXX	Movement Mortgage 2019-11A	Maryland	$XXX	XX/XX/XXXX	Primary [1]
G2M2EITEYNY	XXXXXX	300002597	XXXXXXXXX	XXX XXX	XXX 30191	New York	$XXX	XX/XX/XXXX	Primary [1]
JEKK1USBOUZ	XXXXXX	300001797	XXXXXXXXX	XXX XXX	XXX 30145	New York	$XXX	XX/XX/XXXX	Primary [1]
Q3OSCSXSGDO	XXXXXX	300000496	XXXXXXXXX	XXX XXX	XXX 30040	New Jersey	$XXX	XX/XX/XXXX	Investor [3]
1CHMJNA2EB3	XXXXXX	200063760	XXXXXXXXX	XXX XXX	WinTrust Mortgage 20799	Iowa	$XXX	XX/XX/XXXX	Primary [1]
CMYWYINTWTO	XXXXXX	200063762	XXXXXXXXX	XXX XXX	WinTrust Mortgage 20799	Iowa	$XXX	XX/XX/XXXX	Primary [1]
Y0Q3TRBIAP4	XXXXXX	300000702	XXXXXXXXX	XXX XXX	XXX 30066	Iowa	$XXX	XX/XX/XXXX	Primary [1]
X53YVQKJYGI	XXXXXX	200054890	XXXXXXXXX	XXX XXX	loanDepot 20602 - Compliance	Texas	$XXX	XX/XX/XXXX	Primary [1]
MCISNUIKCYB	XXXXXX	200054882	XXXXXXXXX	XXX XXX	loanDepot 20602 - Compliance	California	$XXX	XX/XX/XXXX	Primary [1]
OABY0FOEACS	XXXXXX	300000749	XXXXXXXXX	XXX XXX	Movement 30069	Ohio	$XXX	XX/XX/XXXX	Primary [1]
UNOSXGP3RKU	XXXXXX	300000701	XXXXXXXXX	XXX XXX	XXX 30066	California	$XXX	XX/XX/XXXX	Primary [1]
ZADXBSGBLAM	XXXXXX	200054886	XXXXXXXXX	XXX XXX	loanDepot 20602 - Compliance	New York	$XXX	XX/XX/XXXX	Investor [3]
51CPN4B15II	XXXXXX	200054877	XXXXXXXXX	XXX XXX	loanDepot 20602 - Compliance	California	$XXX	XX/XX/XXXX	Primary [1]
XGIKR5ZP155	XXXXXX	300001800	XXXXXXXXX	XXX XXX	XXX 30145	New Jersey	$XXX	XX/XX/XXXX	Primary [1]
DJ1PEPAOGAU	XXXXXX	300000705	XXXXXXXXX	XXX XXX	XXX 30066	Nevada	$XXX	XX/XX/XXXX	Secondary [2]
S4Z3JNAF2AA	XXXXXX	300001380	XXXXXXXXX	XXX XXX	TowneBank 30110	North Carolina	$XXX	XX/XX/XXXX	Primary [1]
DYWOJ51L2AZ	XXXXXX	200054893	XXXXXXXXX	XXX XXX	loanDepot 20602 - Compliance	New York	$XXX	XX/XX/XXXX	Investor [3]
WVQ4Y0RWROA	XXXXXX	300000704	XXXXXXXXX	XXX XXX	XXX 30066	Georgia	$XXX	XX/XX/XXXX	Primary [1]
4HRYC2EJTNC	XXXXXX	200049887	XXXXXXXXX	XXX XXX	20518 FTN/HomeStreet Compliance	Nevada	$XXX	XX/XX/XXXX	Investor [3]
KYSCTF2RFRJ	XXXXXX	200049897	XXXXXXXXX	XXX XXX	20518 FTN/HomeStreet Compliance	Washington	$XXX	XX/XX/XXXX	Primary [1]
VBZUOTYIG4X	XXXXXX	200049898	XXXXXXXXX	XXX XXX	20518 FTN/HomeStreet Compliance	Oregon	$XXX	XX/XX/XXXX	Primary [1]
4OPCPXBPJZX	XXXXXX	200049939	XXXXXXXXX	XXX XXX	Movement Mortgage 2019-11A	Florida	$XXX	XX/XX/XXXX	Primary [1]
ERST5VMHVTJ	XXXXXX	200049945	XXXXXXXXX	XXX XXX	Movement Mortgage 2019-11A	Tennessee	$XXX	XX/XX/XXXX	Primary [1]
FJSVDVVZBKS	XXXXXX	200050001	XXXXXXXXX	XXX XXX	Spurs	California	$XXX	XX/XX/XXXX	Primary [1]
YBN03HQFM2A	XXXXXX	200050011	XXXXXXXXX	XXX XXX	Spurs	Georgia	$XXX	XX/XX/XXXX	Primary [1]
W2BKD50BRAX	XXXXXX	200050373	XXXXXXXXX	XXX XXX	Movement Mortgage 20582 - Compliance	New Jersey	$XXX	XX/XX/XXXX	Primary [1]
1ZOR54XK3AA	XXXXXX	200050382	XXXXXXXXX	XXX XXX	Movement Mortgage 20582 - Compliance	New York	$XXX	XX/XX/XXXX	Primary [1]
CYD0GKXHLBN	XXXXXX	200063346	XXXXXXXXX	XXX XXX	NYMT XXX 20768 - Compliance	Wyoming	$XXX	XX/XX/XXXX	Primary [1]
PBWC0J5FYFU	XXXXXX	200063352	XXXXXXXXX	XXX XXX	NYMT XXX 20768 - Compliance	Florida	$XXX	XX/XX/XXXX	Primary [1]
CRWL11LOJYM	XXXXXX	200063518	XXXXXXXXX	XXX XXX	AmeriFirst 20784 - Compliance	Ohio	$XXX	XX/XX/XXXX	Primary [1]
PPJJ4RY4MPP	XXXXXX	200063519	XXXXXXXXX	XXX XXX	AmeriFirst 20784 - Compliance	Ohio	$XXX	XX/XX/XXXX	Primary [1]
5GR4VGOUFES	XXXXXX	200063521	XXXXXXXXX	XXX XXX	AmeriFirst 20784 - Compliance	Indiana	$XXX	XX/XX/XXXX	Primary [1]
CVY4QA5SH1Q	XXXXXX	300000545	XXXXXXXXX	XXX XXX	RHC-American Fin Net 30050	California	$XXX	XX/XX/XXXX	Investor [3]
PH0HP1I1QWR	XXXXXX	300001633	XXXXXXXXX	XXX XXX	Spurs 30119	Texas	$XXX	XX/XX/XXXX	Primary [1]

Recovco ID	Purpose	Overall Grade	Guideline Grade	Grade 3 Exceptions (Conditions / Curable)	Grade 2 Exceptions (Warnings)	Grade 1 Exceptions (Notices / Informational)	General Comments
VFK3I35WNS3	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings	* Property value and predominant value vary by more than 50% (Lvl 2) "The appraiser did not comment about the subject being over the predominate value. It is within the High Price amount."
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The defect can be cured by providing the missing disclosure."
					* Missing flood cert (Lvl 2) "The loan file is missing the flood cert."		The subject is a cash out refinance of a primary residence. The file contains a DU Approve/Ineligible due to the LTV exceeding 65% and the loan amount exceeding $XXX. The loan file is missing the final loan application. The loan file is missing the origination credit report and the final loan application. All debts (Consumer and mortgages) were taken from the initial loan application for re-calculation purposes. The loan file does not have documentation to support if investment properties were escrowed and does not have taxes and insurance for all properties. As reviewer is unable to determine exact PITIA’s for all investment properties, the PITIA from the initial loan application (final is missing) was utilized and calculations were done based on tax returns for rental income/loss. The initial loan application and DU Findings have net rental income of $XXX; however, the re-calculations based on the initial application PITIA’s for all properties and the rental calculations from the tax returns is XXX. The origination figure of $XXX was utilized for re-calculated DTI. The borrower receives social security income of $XXX/month that is documented with the award letter. And the application and 1008 and DU Findings reflects self-employed income of $XXX for the borrower from XXX. The income is supported with the corporate tax returns and K1’s The DU Findings reflect income for the co-borrower of $from XXX/month. The re-calculated income for the co-borrower based on the XXXX/XXXX Schedule C and XXXX/XXXX 1120S is slightly lower at from XXX. The lower was used in the re-calculated DTI. The re-calculated DTI based on the debts from the initial loan application and the income as referenced above is 31.9%. This is lower than the DU DTI of 32.13% Per the Final HUD, the borrower received cash back of $XXX. The DU Findings did not require any reserve assets to be verified. The 1008/DU Findings reflect $XXX in verified assets; however, the loan file does not contain any asset documentation to support. No finding made as DU did not require assets to be verified. The subject property appraised as is for $XXX. There are five closed and two listing comps all within 11.2 miles (rural) and the closed comps are within 20 months of the appraisal. The GLA and value is bracketed. Compliance: The loan file did not include any TILs and no alternative documents were available. The APR of 5% was utilized to complete the HPML test. The loan file did not contain the Final loan application - the initial 1003 is on page 72. The Special Information Booklet was missing as well.
YR5JATRV5VX	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings	* Property is Manufactured Housing (Lvl 2)	The subject is a cash out refinance of a primary residence with a DU Approve/Eligible reflecting an LTV/CLTV of 64.96%/64.96% and a DTI of 39.29%. The re-calculated DTI is 39.3% variance is due to rounding.
The borrower is self-employed, income used is $XXX based on a 2 years average of XXXX and XXXX tax returns.  Income is supported by tax returns P&L, Transcripts and verification of self-employment. Lender calculated income conservatively.
The final CD reflects the borrower received $XXX to close the subject loan.  DU was run with zero assets and did not require reserves.
The subject appraised as is for $XXX.  There are 11 comps within 6.02 miles and 9 closed sales, 6 closed within six months of the subject.  most comps are larger, but some are similar size and similar quality and construction and value is bracketed.
LoanSafe Fraud report in file - no issues.

***XX/XX/XXXX Received title work for subject transaction; however, there is no finding for missing title work.
SZ3M2SBT1GR	purchase	2: Acceptable with Warnings	2: Acceptable with Warnings	* Pre-disclosed Exception (Lvl 2) "This loan was repurchased from Ginnie Mae. The property had previously been sold within the 90day flipping window. The loan was suspended, and the underwriter added tracking for a new purchase agreement dated after the 90day window. The PAR team member cleared this tracking item since there was already a purchase agreement on file. As a result, we closed without ever getting the new agreement.

Agree. The purchase agreement is date XX/XX/XXXX. The appraisal and title work indicate the subject loan was sold XX/XX/XXXX"	Credit Review: The subject loan was an FHA Full Documentation purchase of a Primary Residence, which closed on XX/XX/XXXX. The borrower's income was based on W-2 earnings and found to be accurate. The Borrower's assets were verified to be sufficient. The property was a PUD/SFR with a value of $XXX supported by an appraisal dated XX/XX/XXXX. (pg 38) The borrower's credit dated XX/XX/XXXX reflected a middle credit score of 636. (pg 242)

Compliance- review complete. No issues.
B2R5KDIE5H1	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings	* Pre-disclosed Exception (Lvl 2) "The loan officer was not licensed in the state at the time of Closing. Our licensing check had flaws that allowed this loan to close.

Agree regarding NMLS non licensure, a search of the NMLS database resulted in the Loan Officer not representing a company on XX/XX/XXXX."	Stated Defect: agree regarding NMLS non licensure, a search of the NMLS database resulted in the Loan Officer not representing a company on XX/XX/XXXX.
The Origination Underwriter calculated the borrowers self employment income as $XXX per month; however, a review of the XXXX and XXXX Schedule C income of $XXX for XXXX and $XXX for XXXX averaged over XX months is $XXX. AUS/DU requires 2 years income documentation; therefore, the 24 month average used at audit increased the DTI from 49.64% to 68.2% exceeding the guidelines at origination.

E0YRXYFJB04	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings	* Pre-disclosed Exception (Lvl 2) "The loan does not have qualifying income. The client obtained new employment the day after closing; we did not complete a VOE within 10 days of closing per FHA requirements, so we cannot use the new income.

Agree -The borrower was no longer employed at job identified on the 1003. The 10 day VVOE obtained during recision on XX/XX/XXXX reflected the Borrower was no longer employed with XXX as of XX/XX/XXXX. The Note date was XX/XX/XXXX and the date of disbursement was XX/XX/XXXX. The loan file contains a VVOE dated XX/XX/XXXX that reflects the borrower started employment with XXX XXX on XX/XX/XXXX; however, income from new employer is not documented or verified. Again the new job was obtained during recision and should have been documented prior to funding on XX/XX/XXXX. No income used for audit review."
* DTI/Residual income outside of guidelines (ATR) (Lvl 2)     "The borrower was no longer employed at job identified on the 1003. The 10 day VVOE obtained during recision on XX/XX/XXXX reflected the Borrower was no longer employed with XXX as of XX/XX/XXXX. The Note date was XX/XX/XXXX and the date of disbursement was XX/XX/XXXX. The loan file contains a VVOE dated XX/XX/XXXX that reflects the borrower started employment with XXX XXX on XX/XX/XXXX; however, income from new employer is not documented or verified. The new job was obtained during recision and should have been documented prior to funding on XX/XX/XXXX. No income used for audit review."
* DTI (Back) Ratio does not meet eligibility requirement(s) (Lvl 2)     "The borrower was no longer employed at job identified on the 1003. The 10 day VVOE obtained during recision on XX/XX/XXXX reflected the Borrower was no longer employed with XXX as of XX/XX/XXXX. The Note date was XX/XX/XXXX and the date of disbursement was XX/XX/XXXX. The loan file contains a VVOE dated XX/XX/XXXX that reflects the borrower started employment with XXX XXX on XX/XX/XXXX; however, income from new employer is not documented or verified. The new job was obtained during recision and should have been documented prior to funding on XX/XX/XXXX. No income used for audit review."
* Missing sufficient employment documentation (ATR) (Lvl 2) "The borrower was no longer employed at job identified on the 1003. The 10 day VVOE obtained during recision on XX/XX/XXXX reflected the Borrower was no longer employed with XXX as of XX/XX/XXXX. The Note date was XX/XX/XXXX and the date of disbursement was XX/XX/XXXX. The loan file contains a VVOE dated XX/XX/XXXX that reflects the borrower started employment with XXX XXX on XX/XX/XXXX; however, income from new employer is not documented or verified. The new job was obtained during recision and should have been documented prior to funding on XX/XX/XXXX. No income used for audit review."	Agree -The borrower was no longer employed at job identified on the 1003. The 10 day VVOE obtained during recision on XX/XX/XXXX reflected the Borrower was no longer employed with XXX as of XX/XX/XXXX. The Note date was XX/XX/XXXX and the date of disbursement was XX/XX/XXXX. The loan file contains a VVOE dated XX/XX/XXXX that reflects the borrower started employment with XXX XXX on XX/XX/XXXX; however, income from new employer is not documented or verified. Again the new job was obtained during recision and should have been documented prior to funding on XX/XX/XXXX. No income used for audit review. In Addition, the appraisal is made subject to an inspection due to cracks in the walls, and the loan file does not contain a Final Inspection to clear this. The subject loan is an FHA cash out refinance, and the loan file is missing the Notice to Homebuyer disclosure, the FHA Settlement Certification, and the LDP validation as required.

Compliance review complete. No issues.
FG2EBXS5VHG	purchase	2: Acceptable with Warnings	2: Acceptable with Warnings	* Pre-disclosed Exception (Lvl 2) "The client's SE business, XXX has only been in business since XXXX. As the business had not been established for 5 years, the client's XXXX and XXXX business returns should have been considered in the qualification. When using the XXXX and XXXX returns, the client's revised monthly income is $XXX which increases the DTI to 60%. The client's XXXX returns were obtained and the SE income was inline with the XXXX income. In addition, the client's SE income fromXXX declined from XXXX to XXXX.
Agree"
The client's SE business, XXX  has only been in business since XXXX. As the business had not been established for 5 years, the client's XXXX and XXXX business returns should have been considered in the qualification. When using the XXXX and XXXX returns, the client's revised monthly income is $XXX which increases the DTI to 60%. The client's XXXX returns were obtained and the SE income was in line with the XXXX income. In addition, the client's SE income fromXXX declined from XXXX to XXX.

Agree - Per the AUS the loan file must contain the business returns for the previous two years if the business was owned less than 5 years.  The borrowers business began XX/XX/XXXX - 4 years and 2 mos prior to this loan transaction.  The loan file should have contained business returns for Extra Air Conditioning and Heat for XXXX and 2016.  The file was missing critical income docs at the time of closing.  The XXXX S Corp Returns for Extra Air Conditioning and Heat are in loan file (per notes they were received after the loan closing) which verify the business opening date of XX/XX/XXXX and a positive income from this business in XXX.  The XXXX S Corp returns were not located in the loan file.

Credit Review: The subject loan was an Conventional Full Documentation purchase of a Primary Residence, which closed on XX/XX/XXXX. The borrowers income was based on Self-Employment earnings from the borrowers tax return from XXXX and found to be accurate. The Borrowers assets were verified to be sufficient, Which included the borrowers checking, savings and proceeds from the sale of the borrowers exit property. The property was a SFR with a value of $XXX supported by an appraisal dated XX/XX/XXXX. (pg 10) The borrowers credit dated XX/XX/XXXX reflected a middle credit score of 722. (pg 180)

Compliance review completed-no issues
BBRQMETOS43	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings	* Pre-disclosed Exception (Lvl 2) "The client was terminated from their qualifying employer XX/XX/XXXX prior to closing on XX/XX/XXXX. Without the income the client's DTI cannot be calculated. The client obtained new employment with XXX on XX/XX/XXXX that lasted until XX/XX/XX. The client then obtained employment with XXX on XX/XX/XX and was terminated on XX/XX/XX. Due to the instability of the client's work history post-closing, the loan was denied for a repurchase alternative.

Disagree: There is no VVOE dated within 10 days of closing to verify the borrower was no longer employed by the qualifying employer. The most recent VVOE in the loan file is dated XX/XX/XXXX; therefore, there is no documentation verifying the borrower was not employed at the time of closing."	Cash-out refinance of primary. Borrower received cash back of $XXX. The loan file is missing a VVOE within 10 days of closing.

Stated defect: The client was terminated from their qualifying employerXX/XX/XXXX prior to closing on XX/XX/XXXX. Without the income the client's DTI cannot be calculated. The client obtained new employment with XXX on XX/XX/XXXX that lasted until XX/XX/XXXX. The client then obtained employment with XXX on XX/XX/XXXX and was terminated on XX/XX/XXXX. Due to the instability of the client's work history post-closing, the loan was denied for a repurchase alternative.

Disagree: There is no VVOE dated within 10 days of closing to verify the borrower was no longer employed by the qualifying employer. The most  recent VVOE in the loan file is dated XX/XX/XXXX; therefore, there is no documentation verifying the borrower was not employed at the time of closing.

Compliance: no issues.
I3Y5VU41IU3	purchase	2: Acceptable with Warnings	2: Acceptable with Warnings	* Pre-disclosed Exception (Lvl 2) "Stated defect: MI coverage was rescinded due to the client not being employed at closing. Without the income the DTI increases to 61.5%. We received a recert VOE 11 days prior to close that verified the client was still employed. The employer does not use The Worknumber so the loan was not eligible for day one certainty. The client is now self-employed but does not have sufficient history so the income is not eligible.

Disagree: The loan file contains VVOE on page 730 dated XX/XX/XXXX, which is 6 business days from the closing (XX/XX/XXXX), that indicates the borrower was employed full time through the qualifying employer. The loan file does not contain documentation indicating the borrower was not employed at closing."	Stated defect: MI coverage was rescinded due to the client not being employed at closing. Without the income the DTI increases to 61.5%. We received a recert VOE 11 days prior to close that verified the client was still employed. The employer does not use The Worknumber so the loan was not eligible for day one certainty. The client is now self-employed but does not have sufficient history so the income is not eligible.

Disagree: The loan file contains VVOE on page 730 dated XX/XX/XXXX, which is 6 business days from the closing (XX/XX/XXXX), that indicates the borrower was employed full time through the qualifying employer. The loan file does not contain documentation indicating the borrower was not employed at closing.

The employment verification utilized for the borrower was not sufficient.  The SSI statement utilized for income verification did not belong the borrower.  Although it had the same first name as borrower, the last name and address did not match anything else in the file. The loan file does not contain a LOE for the name variance. Further, for the borrower's job, there was a verbal verification of employment performed XX/XX/XXXX, reflecting the borrower had been employed since XX/XX/XXXX (the loan closed XX/XX/XXXX) as full time; however, a LOE from the borrower on page 6 indicates she was part time which is supported by the two paystubs that confirm the borrower averaged 24.83 hrs/week. There was no statement or verification of any previous employment history.

Compliance review completed. No issues.
4KORUGVQQUJ	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings	* Pre-disclosed Exception (Lvl 2) "Per the S&D Defect sheet, "A VOE was not obtained within 10 calendar days of closing as required per FHA guidelines. We discovered postclose the client was no longer employed with the employer we used to qualify".

Agree-AUS/DU ran at lower monthly income-still Approve/Eligible"	CREDIT REVIEW: 30-year fixed FHA Cash Out Refi. The LTV is 86.49% and the value on the appraisal is supported with comps within guidelines and no listing or sales on the subject property within the past 12 months. Post-Closing VVOE indicates Borrower is not with same Employer as used to qualify. New Employment was verified. The Borrower had been with the same employer for over eight (8) years at time of application, making a base salary of $XXX. On XX/XX/XXXX Borrower began a new job, making a base salary of $XXX. The lower base salary of $XXX was used to qualify and loan was still an Approve/Eligible. The Borrowers credit score is 653 with a satisfactory payment history on all accounts. Clear CAIVRS p161. Fraud Report / Appraisal Logging and LDP missing from loan file. The loan meets ATR/QM guidelines.

Compliance: no issues

JCQZ0XYJLYU	purchase	2: Acceptable with Warnings	2: Acceptable with Warnings	* Pre-disclosed Exception (Lvl 2) "Loan does not meet FHA 3.5% down payment guidelines due to the system tracking item for minimum contribution being cleared incorrectly multiple times. This resulted in a rent credit being misused, and the client being short $XXX of the 3.5% required. Agree"
* Asset do not meet guidelines (Lvl 2) "The borrower was required to 3.5% down payment in the transaction and did not properly have the required amount due to rent credits. The borrower had $XXX as down payment. The sales price is $XXXx 3.5% = $XXX."	Credit Review:The subject loan was an FHA Full Documentation purchase of a Primary Residence, which closed on XX/XX/XXXX. The borrower's income was based on W-2 earnings and found to be accurate. In addition the borrower earned rent for the attached unit. The Borrower's assets were verified to be sufficient, However, It was confirmed the borrower did not contribute 3.5% of own funds towards the transaction as required. The property was a 2-Family home with a value of XXX supported by an appraisal dated XX/XX/XXXX. (pg 35) The borrower's credit dated XX/XX/XXXXreflected a middle credit score of 687. (pg 220)

Compliance: no issues
Y3VKTOP3PTH	purchase	2: Acceptable with Warnings	2: Acceptable with Warnings	* Pre-disclosed Exception (Lvl 2) "Discovered the client purchased the subject as a primary residence with rental income from the second unit. The client also qualified with proposed rental income from the exit property. Public records indicate neither the client nor the tenant have taken occupancy of the subject property.

Disagree: At the time of origination, the borrower indicated his current home atXXX would become a rental (lease in file) and that he would occupy one half of the 2 unit duplex (subject he is purchasing). A letter of explanation in file stated, they were down sizing and moving closer to work. The subject at the time of closing had one empty unit and one unit rented (lease in file) leaving one for occupancy by the borrower. The HO insurance on the subject was taken out and included personal property and loss of use coverage to support their intent to occupy the unit. At the time of closing the file indicated that the borrower would occupy the subject. The information regarding the occupancy after closing is not in the file for consideration."	Discovered the client purchased the subject as a primary residence with rental income from the second unit. The client also qualified with proposed rental income from the exit property. Public records indicate neither the client nor the tenant have taken occupancy of the subject property.

Disagree:  At the time of origination, the borrower indicated his current home atXXX would become a rental (lease in file) and that he would occupy one half of the 2 unit duplex (subject he is purchasing).  A letter of explanation in file stated, they were down sizing and moving closer to work.  The subject at the time of closing had one empty unit and one unit rented (lease in file) leaving one for occupancy by the borrower.  The HO insurance on the subject was taken out and included personal property and loss of use coverage to support their intent to occupy the unit.  At the time of closing the file indicated that the borrower would occupy the subject.  The information regarding the occupancy after closing is not in the file for consideration.

Credit review: The subject loan was an Conventional Full Documentation purchase of a Primary Residence, which closed on XX/XX/XXXX. The borrowers income was based on W-2 earnings and found to be accurate for primary job. the Second Part Time job, there was not a current pay stub available, just a VVOE; however the file qualified with the rental income and without this PT income. The Borrowers assets were verified to be sufficient. The property was a SFR with a value of $XXX supported by an appraisal dated XX/XX/XXXX. (pg 41) The borrowers credit dated XX/XX/XXXX reflected a middle credit score of 770. (pg 178)
S1ZIZCPO2XT	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings	* Pre-disclosed Exception (Lvl 2) "Client did not start at qualifying employer as stated in offer letter used to qualify. Without the income the DTI cannot be calculated. Based on the XXX employment offer letter in the loan file, client was to start on XX/XX/XXXX which was prior to closing on XX/XX/XXXX. Fannie guidelines require the loan file to contain a paystub from the new employer prior to the delivery of the loan and one was not found in the loan file. Postclosing it was discovered that the client never went to work with XXX and has been unemployed since they left XXX on XX/XX/XXXX.

Agree: Loan file represents via a Work Number Verification done on XX/XX/XXXX that as of XX/XX/XXXX Borrower was no longer employed with  XXX ; and current paystub was not located in loan file from XXX, as per FNMA Guidelines.

					Disagree: Offer Letter located in file dated XX/XX/XXXX reflects Borrower to begin working at XXX on XX/XX/XXXX. VVOE in file dated XX/XX/XXXX indicates Employment Status: "Future Income - Full Time". Threre is nothing in the current loan file that indicates Borrower did not start his job at XXX."		CREDIT REVIEW: 30 year fixed Conventional Cash Out Refi. The LTV is 78.29% and the value on the appraisal is supported with comps within guidelines and no listing or sales on the subject property within the past 12 months. The Borrower started a new job XX/XX/XXXX, eight days prior to closing. Income was calculated based on offer letter found in loan file: $XXX x 40 x 52 / 12 = $XXXper month. FNMA requires a current paystub from new Employer prior to delivery to FNMA; however, loan file does not have the current paystub from current employer. The Borrowers credit score is 817 with a satisfactory payment history on all accounts. The loan meets ATR/QM guidelines.
XH2AADSYU3O	Refinance	2: Acceptable with Warnings	2: Acceptable with Warnings	* Mortgage history for primary residence less than 12 months (Lvl 2) * Property listed for sale in past 12 months (Lvl 2)	The subject is a limited cash out refinance of a primary residence using a DU Approve/Ineligible recommendation with an LTV/CLTV of 80%/80% and a DTI of 30.34%. The recalculated DTI is 30.4%, variance due to rounding.
The borrowers are employed the calculate income is $XXX less unreimbursed exp of $XXX for a total $XXX Income is supported by paystubs, W2’s, XXXX & XXX tax returns, transcripts and VVOE.
The final CD reflects the borrowers required $XXX to close the subject loan.  The file verified $XXX personal assets. DU required verification of $XXX with no reserves required. 14.68 months reserves were verified.
FNMA UCDP score is 3.3. The subject appraised as is for $XXX  There are five comps within .73 miles four closed sales, three closed within six months of the subject.  The comps are of similar size and similar quality and construction and value is bracketed.
Drive report in file pass score is 905.

Compliance- no defect noted.
No new issues.
5TOBBHLZSZ0	purchase	2: Acceptable with Warnings	2: Acceptable with Warnings	* Missing TRID Reimbursement Documentation (for requirements not related to a tolerance fail) (Lvl 2) "This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on XX/XX/XXXX was provided more than 60 calendar days after the consummation date, XX/XX/XXXX. Per § 1026.19(f)(2)(v)), if the creditor cures a tolerance violation by providing a reimbursement to the consumer, the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation. No rebuttal response required. Cure accepted 60 days from discovery."	Compliance- missing Tool Kit. QM Points and Fees fail. Tolerance violation cured with PCCD; loan failed PCCD delivery date test.

Credit:
Per the DU Findings, the subject is a purchase of a primary residence with an LTV/CLTV of 94/102% and a DTI of 25.63%.  The loan file contains a copy of the second lien Note and DOT in the amount of $XXX held by  XXX XXX and dated the same date as the subject Note.  Per the second lien Note, there are no payments due and if the borrower remains current per the terms of the Note until the maturity date of 15 years, then no repayment will be required.  The second lien Note property address matches the subject lien Note.  It is to be noted, the second lien Commitment shows the incorrect address of XXX XXX, XXX, NC XXX as opposed to the Note that reflects the correct address of XXX, XXX NC.
Qualifying score of 705.  DU required the borrower to complete a homeownership education program prior to closing.  The loan file did not contain evidence the education program was completed.
Qualifying income per the DU findings is $XXX.  Origination income is supported.
Per the final CD, the borrower gave an XXX of $XXX and paid $XXX at closing for total funds to close of $XXX.   The XXX was documented with two Western Union money orders totaling $XXX dated XX/XX/XXXX and there was a withdrawal of $XXX on XX/XX/XXXX.  There is a seller credit of $XXX (3%) and the second lien of $XXX.  Sufficient funds were verified.
The subject appraised As Is for $XXX.  The site size and value are bracketed.  No issues.  FNMA UCDP score is 2.
Payment history provided shows loan is 5x0 and paid current thru XX/XXXX.
STATED DEFECT:  Loan was cancelled by investor due to aging, 2nd lien DPA city was incorrect and needed to be fixed and was not in the time allotted.  2nd lien in Seller name.  Comp Factors: 2.5 years LOE, borrower is a FTHB with minimal credit, OT was not used in income calc.   Disagree.  The loan file does not have any documentation to verify the loan was cancelled by the investor due to aging.  The second lien DPA Note in the file (p.62) reflects the correct city of XXX and the DOT does as well.

ASWGCKF3EGU	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings	* Missing Documentation (Lvl 2) "The loan file is missing the HOA monthly payment to include in the DTI."
* Pre-disclosed Exception  (Lvl 2)     "The DTI exceeds maximum guidelines. During origination, Association Dues were not included in the DTI because Property Type was not verified prior to close. Post close, property was verified as a PUD and Association Dues were added, increasing the DTI over 60%.
Agree the HOA is missing; however, unable to determine if the DTI is over 60% with out the monthly HOA amount."	Compliance- review complete. The following issues were found: This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ) The finance charge is $XXX. The disclosed finance charge of $XXX is not considered accurate because it is understated by more than $XXX. The loan data reflects $XXX whereas the comparsion data reflects $XXX resulting in a variance of $XXX

Credit Review: TILA testing cannot be performed because the MI Cert is missing from the loan file. The defect can be cured by providing the certificate.
T32AA0QGD5T	purchase	2: Acceptable with Warnings	2: Acceptable with Warnings	* Missing Documentation (Lvl 2) "Need the source of the XX/XX/XXXX $XXX deposit into XXX #XXX checking. The deposit indicates it is a loan, maybe from a retirement account, nothing in file to document."
* Pre-disclosed Exception  (Lvl 2)     "The loan officer was not licensed in the state at the time of Closing. Our licensing check had flaws that allowed this loan to close.

Agree. The broker search in the loan file did not indicate the LO's name listed as being licensed in the state of NY."
* Missing Title evidence (Lvl 2) "Both the title commitment and title policy are missing."	The loan officer was not licensed in the state at the time of Closing. Our licensing check had flaws that allowed this loan to close. Agree. Agree. The broker search in the loan file did not indicate the LO's name listed as being licensed in the state of NY.
purchase of Co-op. Retaining departure home. Owns 2 other investment properties. Lender paid MI. Per mtg statements, the REO properties are escrowed.
Per the XXXX personal tax return, the borrower had a Schedule C loss. It did not appear the lender used this loss; however, it was used at audit.
CR XX/XX/XXXX is over 90 days old but over 120 days old.
Missing title commitment and title policy.
Need the source of the XX/XX/XXXX $XXX deposit into XXX #XXX checking. The deposit indicates it is a loan, maybe from a retirement account, nothing in file to document.

Compliance review completed, the following issues were found: No issues.

NJKRHI2EI02	purchase	2: Acceptable with Warnings	2: Acceptable with Warnings	* Hazard Insurance (Lvl 2) "Hazard Insurance coverage is insufficient. The policy coverage amount is $XXX and the Note is $XXX and per the appraisal, the total estimate of cost new is $XXX. Agree."
* Pre-disclosed Exception  (Lvl 2)     "The homeowners insurance coverage is insufficient causing the loan to not meet guidelines. The dwelling coverage is $XXX and the coverage needs to be increased to at least $XXX in order to meet guidelines. Due to a team member error, a Replacement Cost Estimator (RCE) was not obtained during the origination process. We obtained the RCE post-close which confirmed the property is under insured. We've attempted to get the client to increase their coverage, but they have been inconsistent with their responses. We confirmed with Servicing and Legal we're unable to force place insurance since there's an existing policy and our mistake allowed it to close with insufficient coverage. The current policy is up for renewal in Q2 XXXX, and there is potential coverage could be force place upon renewal.
					Agree"		Credit Review: The subject loan was an Conventional Full Documentation purchase of a Primary Residence, which closed on XX/XX/XXXX. The borrower's income was based on W-2 earnings and found to be accurate. The Borrower's assets were verified to be sufficient. The property was a SFR/PUD with a value of $XXX supported by an appraisal dated XX/XX/XXXX. (pg 13) The borrower's credit dated XX/XX/XXXX reflected a middle credit score of 723. (pg 182)
GNBLPQU3N5O	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings	* DTI/Residual income outside of guidelines (ATR) (Lvl 2) "The loan file contains a VVOE dated XX/XX/XXXX prior to the Note date of XX/XX/XXXX, which verifies the Borrower retired on XX/XX/XXXX and was not employed at the time of closing; therefore, no income was given during audit review."
* Pre-disclosed Exception  (Lvl 2)     "Stated Defect: The client is no longer employed. A VOE was completed 2 days before closing confirming the client was unemployed. Postclose, the client confirmed she started her own business, but since she does not have 2year history of selfemployment, her income cannot be used.

Agree: The loan file contains a VVOE dated XX/XX/XXXX prior to the Note date of XX/XX/XXXX, which verifies the Borrower retired on XX/XX/XXXX and was not employed at the time of closing; therefore, no income was given during audit review."
* Missing sufficient employment documentation (ATR) (Lvl 2)     "The loan file contains a VVOE dated XX/XX/XXXX prior to the Note date of XX/XX/XXXX, which verifies the Borrower retired on XX/XX/XXXX and was not employed at the time of closing; therefore, no income was given during audit review."
* DTI (Back) Ratio does not meet eligibility requirement(s) (Lvl 2)     "Stated Defect: The client is no longer employed. A VOE was completed 2 days before closing confirming the client was unemployed. Postclose, the client confirmed she started her own business, but since she does not have 2year history of selfemployment, her income cannot be used.

Agree: The loan file contains a VVOE dated XX/XX/XXXX prior to the Note date of XX/XX/XXXX, which verifies the Borrower retired on XX/XX/XXXX and was not employed at the time of closing; therefore, no income was given during audit review."	Agree - The loan file contains a VVOE dated XX/XX/XXXX prior to the Note date of XX/XX/XXXX, which verifies the Borrower retired on XX/XX/XXXX and was not employed at the time of closing; therefore, no income was given during audit review.

Compliance review completed. No issues.
BUVCXGMKG5U	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings	* DTI (Back) Ratio does not meet eligibility requirement(s) (Lvl 2) "The Borrowers’ have been Self-Employed for over 10 years collectively. Borrower started a “XXX” withXXX on XX/XX/XXXX Income from this XXX was used to qualify borrower; however, the Borrower is 1099 self-employed. The Borrower does not meet job history requirements for self-employed using this income, so the income cannot be used. Based on XXXX & XXXX 1040’s Borrower’s two-year average self-employed income is $ XXX per month; and Co-Borrower’s two-year average self-employed income is $XXX per month. Using the income as calculated DTI is 71.50%, exceeding Lender Guidelines of 43%."
* Pre-disclosed Exception  (Lvl 2)     "DTI exceeds maximum guidelines. It was uncovered that we incorrectly qualified the client's income. We used $ XXX /month in W2 income for the primary client; however, the client is 1099 selfemployed. The client does not meet job history requirements for selfemployed income, so their income cannot be used, putting the DTI over 43%....AGREE"
* DTI > 60% (Lvl 2)     "The Borrowers’ have been Self-Employed for over 10 years collectively. Borrower started a “XXX” withXXX on XX/XX/XXXX. Income from this XXX was used to qualify borrower; however, the Borrower is 1099 self-employed. The Borrower does not meet job history requirements for self-employed using this income, so the income cannot be used. Based on XXXX & XXXX 1040’s Borrower’s two-year average self-employed income is $XXX per month; and Co-Borrower’s two-year average self-employed income is $XXX per month. Using the income as calculated DTI is 71.50%, exceeding Lender Guidelines of 43%."
* DTI/Residual income outside of guidelines (ATR) (Lvl 2) "The Borrowers’ have been Self-Employed for over 10 years collectively. Borrower started a “XXX” withXXX on XX/XX/XXXX. Income from this XXX was used to qualify borrower; however, the Borrower is 1099 self-employed. The Borrower does not meet job history requirements for self-employed using this income, so the income cannot be used. Based on XXXX & XXXX 1040’s Borrower’s two-year average self-employed income is $XXX per month; and Co-Borrower’s two-year average self-employed income is $XXX per month. Using the income as calculated DTI is 71.50%, exceeding Lender Guidelines of 43%."	CREDIT REVIEW: 30 year fixed Conventional Cash Out Refi. The LTV is 75% and the value on the appraisal is supported with comps within guidelines and no listing or sales on the subject property within the past 12 months. The Borrowers’ have been Self-Employed for over 10 years collectively. Borrower started a “XXX” withXXX on XX/XX/XXXX. Income from this XXX was used to qualify borrower; however, the Borrower is 1099 self-employed. The Borrower does not meet job history requirements for self-employed using this income, so the income cannot be used. Based on XXXX & XXX 1040’s Borrower’s two-year average self-employed income is $XXX per month; and Co-Borrower’s two-year average self-employed income is $XXX per month. Using the income as calculated DTI is 71.50%, exceeding Lender Guidelines of 43%. The Borrowers credit score is 783 and Co-Borrowers is 801, all accounts paid as agreed.

Compliance:  no issues

0XTO4TZQICW	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings	* DTI (Back) Ratio does not meet eligibility requirement(s) (Lvl 2) "Non-QM Mortgage Program Matrix and Summary Guidelines, dated XX/XX/XXXX, allows a maximum DTI for Cash Out transactions with 640 credit score of 43%. Based on the income documentation in the loan file for the borrowers new job, the DTI is 57.386%, which exceeds maximum allowable. Agree"
* Pre-disclosed Exception  (Lvl 2)     "The client has insufficient qualifying income. A VOE was completed 2 days before closing confirming the client was unemployed, but due to volume and turntimes, the Closing team did not review the VOE until after closing. Postclose, the client confirmed new employment and their income dropped by $XXX/month, increasing the DIT over 62%.

Agree. The client has insufficient qualifying income. A VOE was completed 2 days before closing confirming the client was unemployed, but due to volume and turntimes, the Closing team did not review the VOE until after closing. Postclose, the client confirmed new employment and their income dropped by $XXX/month, increasing the DIT over 62%: There is an Offer Letter in file from new Employer, XXX dated XX/XX/XXXX and two paystubs dated prior to closing of XX/XX/XXXX and XX/XX/XXXX. Borrower was hired on to theXXX. Based on the letter in file, Borrower will be earning a salary of $XXX per year plus bonus once training is completed. During the first XXX weeks, Borrower will be in training. As A XXX XXX, Borrower will be paid hourly @ XXX Regular Hourly Rate and $XXX an hour overtime hourly rate. Based on the letter in file, Borrower will be required to work a minimum XXX hours per week during training. The provided paystubs support this. The calculated salary is as follows $XX x XX hr = $XXX Base + $XXX x 15 hrs OT = $XXX = $XXX per week. $XXX x 52 / 12 = $XXX. Borrower also earns $XXX VA Disability for a total monthly income of $XXX. Debts after closing are $,XXX PITI + $XXX Consumer Debt + $XXX Child Support for a total monthly debt of $XXX. $XXX / $XXX The monthly income decreased $XXX/month from the final loan application and the DTI is 57.39%. The Loan Analysis in the file (p.461) has an approved DTI of 56.19%; therefore, the DTI increased 1.2% and exceeds guideline of 43%."	CREDIT REVIEW: 30-year fixed VA Cash Out Refi. The LTV is 89.06% and the value on the appraisal is supported with comps within guidelines and no listing or sales on the subject property within the past 12 months. Post-Closing VVOE indicates Borrower is not with same Employer as used to qualify. New Employment was verified. The Borrower had been with the same employer for over three (3) years at time of application, as a Sales Rep earning commissions plus bonus. On XX/XX/XXXX, Borrower began a new job, as a Restaurant Manager making a base salary of $XXX. The new salary of $XXX was used to qualify and DTI is 57.39%. AUS/DU in file is a Refer/Eligible @ a 62% DTI. The Borrowers credit score is 644 with a satisfactory payment history on all accounts. Clear CAIVRS p163; and Cert of Eligibility p455 Funding Fee Exempt Service-Connected Disability. VA Loan Note Guaranty Mortgage missing from loan file. The loan meets ATR/QM guidelines.

Compliance review competed, No issues.
Q2P1NPQSK1T	purchase	2: Acceptable with Warnings	2: Acceptable with Warnings	* ComplianceEase TRID Tolerance Test Failed #2 (Lvl 2) "The loan is higher priced and it meets the Escrow and Appraisal requirements."	Stated Defect: Lost NonQM investor.
Agree

Credit: Scores 708
Income: 24 mos bank statement -Non QM
Assets: $XXX
Appraisal: Value $XXX
Other: The subject Note is a 5/1 Arm with a start rate of 7.25%; therefore qualifying rate is 9.25%.
The originator use a conservative income of $XXX  The average income from XX months deposits on bank statement was $XXX.  this puts the DTI at 40.88%.  No specific guidelines for this program are in the loan file to confirm that this is within allowances.
The borrower is a R01 Visa and not a citizen.  Unable to confirm the residency status is acceptable without the guidelines for this program.  Credit history is 28 months on small revolving as oldest account, need guidelines to confirm credit history is acceptable for program.

Compliance- higher priced loan.  Missing CHARM.

NOEDRM22IDN	purchase	3: Curable	3: Curable	* Missing income documentation (ATR) (Lvl 3) "The loan file contains a WVOE through TWN that does not have cumulative totals for earnings, and the loan file does not contain additional income documentation to support the earnings. The origination underwriter should have conditioned for additional income documentation to support hourly earnings used in qualifying."
* Pre-disclosed Exception  (Lvl 3)     "Stated Defect: Ineligible property type - single-wide manufactured that is not located in a FNMA co-op, condo or PUD project development
Agree"
* Loan file does not contain sufficient information to complete Credit Due Diligence (Lvl 3)     "The loan file contains a WVOE through TWN that does not have cumulative totals for earnings, and the loan file does not contain additional income documentation to support the earnings. The origination underwriter should have conditioned for additional income documentation to support hourly earnings used in qualifying."
* Property is Manufactured Housing (Lvl 3) "The subject property is a manufactured single wide home built in XXX, which is an ineligible property per FNMA guidelines."	* ComplianceEase TRID Tolerance Test Failed #2 (Lvl 2) "The loan is an HPML and meets the Escrow and Appraisal guidelines."	Stated Defect: Ineligible property type - single-wide manufactured that is not located in a FNMA co-op, condo or PUD project development
Agree

Credit: Score 668
Income: Hourly $XXX. The loan file contains a WVOE through TWN that does not have cumulative totals for earnings, and the loan file does not contain additional income documentation. The origination underwriter should have conditioned for additional income documentation to support hourly earnings used in qualifying.
Assets: $XXX
Appraisal: Value $XXX. Sales Price $XXX. The subject property is a manufactured single wide home built in XXX, which is an ineligible property per FNMA guidelines.

Compliance: The loan failed the TILA finance charge and the HPML/QM test.
MU4R10L22BT	purchase	3: Curable	3: Curable	* Missing Documentation (Lvl 3) "The loan file contain 4506T signed by the borrower; however, the 4506T was not processed and the loan file did not contain validation of the returns as required."	* ComplianceEase TRID Tolerance Test Failed #2 (Lvl 2) "The loan is an HPML and it meets the Escrow and Appraisal Requirements."	Stated Defect: FNMA repurchases because the 4506Ts weren’t in the file
Agree

The loan is a Primary Residence, purchase at 80% LTV with an AUS - DU approve/eligilbe.  The borrwer has previously rented for the previous 5 years, 3 years on the job. The borrwer is receiving a gift from her mother for $XXX which is in the  loan file.  Fully executed 4506T is in file on page 64; however, this was not performed as required by the FNAM selling guide.

Compliance: the loan failed the HPML/QM Safe Harbor Test however the file meets the appraisal and escrow requirements. no other issues.
DBWGFYZUAYL	purchase	3: Curable	3: Curable	* DTI/Residual income outside of guidelines (ATR) (Lvl 3) "DU reflects the inclusion of the correct Flood Insurance, but not the correct Real Estate Tax calculation going from $XXX to the correct amount of $XXX at origination, increasing the DTI from 48.55% to 55.0% exceeding FHA guidelines."
* Pre-disclosed Exception  (Lvl 3)     "Stated Defect: Flood Insurance increased at closing and was missed.  DTI increase over qualifying limits
Agree; however, DU reflects the inclusion of the correct Flood Insurance, but not the correct Real Estate Tax calculation going from $XXX to the correct amount of $XXX at origination, increasing the DTI from 48.55% to 55.0%."
* DTI (Back) Ratio does not meet eligibility requirement(s) (Lvl 3) "DU reflects the inclusion of the correct Flood Insurance, but not the correct Real Estate Tax calculation going from $XXX to the correct amount of $XXX at origination, increasing the DTI from 48.55% to 55.0% exceeding FHA guidelines."	* ComplianceEase TRID Tolerance Test Failed #2 (Lvl 2) "Loan is Higher-Priced and it meets the Escrow and Appraisal Requirements."	Stated Defect: Flood Insurance increased at closing and was missed. DTI increase over qualifying limits
Agree; however, DU reflects the inclusion of the correct Flood Insurance, but not the correct Real Estate Tax calculation going from $XXX to the correct amount of $XXX at origination, increasing the DTI from 48.55% to 55.0% exceeding FHA guidelines.

Compliance - Higher priced loan
ZYVVG51TFS1	Refinance	2: Acceptable with Warnings	2: Acceptable with Warnings	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the prohibited lender fees test. (WA RCW §31.04.105) The loan charge fee(s) not provided for in this act, which is prohibited. The Administration Fee $XXX is a prohibited fee."	The subject loan is a no cash out refinance of a primary residence paying off a first and second (purchase money) with the proceeds.
The origination credit report dated XX/XX/XXXX does not reflect any bankruptcy or public records.  The loan file contains a XXX  Liens and Judgements Report for both borrowers and does not reflect anything.

Per the loan application, the borrower has self-employed income of $XXX  and second job income of $XXX  for total qualifying income of $XXX.  The re-calculation of the SE income is supported.  Only XXXX was utilized as there is a slight decline from XXXX.  The re-calculated W2 income is higher than origination so origination was utilized.

Per the final CD, the borrower paid $XXX to complete the subject transaction.  The borrower has verified sufficient funds as well as over 20 months reserves.
The subject appraised as is for $XXX .  The borrower purchased the property XX/XX/XXXX for $XXX.  Appraiser comments on the increased value.  Six closed comps and one listing comp all within 1.47 miles.  The closed comps are within 14 months.  The GLA and value are bracketed. It is to be noted the appraisers license has expired as of XX XXXX, which is after the appraisal dated XX/XX/XXXX.  FNMA UCDP Score is 3.

The stated defect is Bankruptcy from XXXX did not show up on FraudGuard.  The loan file does not contain any evidence of a XXXX Bankruptcy as confirmed above. **DISAGREE**

Compliance: CHARM Booklet missing.
QJCCCBAZHIH	purchase	2: Acceptable with Warnings	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. In addition, This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. ( 12 CFR §1026.43(b)(4), (e)(1) ) This loan does not qualify for a safe harbor. The loan has an APR of 5.547%. The APR threshold to qualify for a safe harbor is 5.530% resulting in an overage of .017%."	purchase of primary residence. Wage Earner. Borrowers assets are the result of gift funds from fiance. LOE letter in file. 2 year employment history established. FHA rejected loan due to termite inspection not being performed by builder.

Compliance: No defect noted.
The loan is higher priced and fails the FHA QM Safe Harbor.
G2M2EITEYNY	Cash Out	3: Curable	3: Curable	* Title policy missing (Lvl 3) "The loan file did not contain the Final Title Policy evidencing coverage of $XXX as required. The Note date is XX/XX/XXXX."
* Pre-disclosed Exception  (Lvl 3)     "Stated Defect: Loan is a cash-out refinance and the client entered into forbearance after closing.

Disagree
The loan file documents payment statements from XX/XX/XXXX through XX/XX/XXXX that reflect payments were made each month. The COVID 19 Pandemic went into effect in XX XXXX. The subject loan closed XX/XX/XXXX and the first payment was due XX/XX/XXXX. The loan file contains statements from the mortgage holder reflecting documents the borrower made the first payment and following payments through XX/XXXX, and there is no evidence the borrower deferred payments causing a Forbearance. The COVID 19 Cares Act allowed lenders to place loans in a Forbearance status even while receiving regular monthly payments as required.  The prior mortgage reported 30 months paid as agreed."
* VVOE > 10 days prior to Note date (Lvl 3) "The loan file does not contain a VVOE dated within 10 days of the Note date of XX/XX/XXXX as required. The loan file contains a VVOE dated XX/XX/XXXX, which expired XX/XX/XXXX, and an updated VVOE was not contained in the loan file."	Stated Defect: Loan is a cash-out refinance and the client entered into forbearance after closing.

Disagree
The loan file documents payment statements from XX/XX/XXXX through XX/XX/XXXX that reflect payments were made each month. The COVID 19 Pandemic went into effect in XX XXXX. The subject loan closed XX/XX/XXXX and the first payment was due XX/XX/XXXX. The loan file documents the borrower made the first payment and following payments through XX/XXXX, and there is no evidence the borrower deferred payments causing a Forbearance. The COVID 19 Cares Act allowed lenders to place loans in a Forbearance status even while receiving regular monthly payments as required.

Credit: Scores B1 771
 Income: Salary $XXX
Assets: 401k $XXX
Appraisal: Value $XXX Co-Op as is

The loan file does not contain a VVOE dated within 10 days of the Note date of XX/XX/XXXX as required. The loan file contains a VVOE dated XX/XX/XXXX, which expired XX/XX/XXXX, and an updated VVOE was not contained in the loan file.
The loan file did not contain the Final Title Policy evidencing coverage of $XXX as required. The Note date is XX/XX/XXXX.
JEKK1USBOUZ	purchase	3: Curable	3: Curable	* QM Points and Fees (Lvl 3) "This loan has points and fees that exceed the points and fees threshold. (12 CFR 1026.43(e)(3)) The loan amount is $XXX or more, and the transaction's total points and fees is $XXX, which exceeds 3 percent of the total loan amount of $XXX. The following fees were included in the calculation: lender paid compensation $XXX and Loan Origination $XXX, and Tax Cert $18. The loan fails by $XXX."
* Missing sufficient employment documentation (ATR) (Lvl 3)     "The loan file did not contain Third Party self employment verification of the business as required."
* Pre-disclosed Exception  (Lvl 3)     "Stated Defect: MI was rescinded when it was discovered by the MI provider that both of the clients' SE incomes were incorrectly calculated.  The UW used the client's XXXX W2 from his business without obtaining the XXXX tax returns.  Post closing, the clients provided XXXX and XXXX tax returns after the loan had already been transferred to XXX.  Recalculation of the client's joint income reduces it from $XXX/ month to $XXX/ month when using the XXXX tax returns.  The client's XXXX returns increase the income slightly to $XXX/ month but the DTI is still too high at 93.75%.

Agree: However, the origination underwriter used XXXX W2 income for both borrowers as qualifying income of $XXX per month combined; however, the borrowers are self employed, and the loan file contains XXXX and XXXX tax returns. Borrower 1 owns 33% of the 1120 business with audit review using a 2 yr income average, and Borrower 2 owns 34% with audit review using the most recent XXXX average due to the XXXX tax yr having less earnings than XXXX. Therefore, the qualifying income for self employed is the most recent filed returns for the past 2 years, which is XXXX and XXXX for a qualifying combined income monthly of $XXX, and as a result the DTI increased from 48.11% to 105.95 exceeding the tolerance guidelines."
* Title policy missing (Lvl 3)     "The loan file did not contain the Final Title Policy."
* DTI/Residual income outside of guidelines (ATR) (Lvl 3)     "The origination underwriter used XXXX W2 income for both borrowers as qualifying income of $XXX per month combined; however, the borrowers are self employed, and the loan file contains XXXX and XXXX tax returns. Borrower 1 owns 33% of the 1120 business with audit review using a 2 yr income average, and Borrower 2 owns 34% with audit review using the most recent XXXX average due to the XXXX tax yr having less earnings than XXXX. Therefore, the qualifying income for self employed is the most recent filed returns for the past 2 years, which is XXXX and XXXX for a qualifying combined income monthly of $XXX, and as a result the audit residual income is less."
* DTI (Back) Ratio does not meet eligibility requirement(s) (Lvl 3)     "The origination underwriter used XXXX W2 income for both borrowers as qualifying income of $XXX per month combined; however, the borrowers are self employed, and the loan file contains XXXX and XXXX tax returns. Borrower 1 owns 33% of the 1120 business with audit review using a 2 yr income average, and Borrower 2 owns 34% with audit review using the most recent XXXX average due to the XXXX tax yr having less earnings than XXXX. Therefore, the qualifying income for self employed is the most recent filed returns for the past 2 years, which is XXXX and XXXX for a qualifying combined income monthly of $XXX, and as a result the DTI increased from 48.11% to 105.95% exceeding the tolerance guidelines."
* Missing income documentation (ATR) (Lvl 3)     "The loan file did not contain XXXX and XXXX W2 income documents for Borrower 1 and Borrower 2 as required."
* DTI > 60% (Lvl 3) "The origination underwriter used XXXX W2 income for both borrowers as qualifying income of $XXX per month combined; however, the borrowers are self employed, and the loan file contains XXXX and XXXX tax returns. Borrower 1 owns 33% of the 1120 business with audit review using a 2 yr income average, and Borrower 2 owns 34% with audit review using the most recent XXXX average due to the XXXX tax yr having less earnings than XXXX. Therefore, the qualifying income for self employed is the most recent filed returns for the past 2 years, which is XXXX and XXXX for a qualifying combined income monthly of $XXX, and as a result the DTI increased from 48.11% to 105.95% exceeding the tolerance guidelines."	Stated Defect: MI was rescinded when it was discovered by the MI provider that both of the clients' SE incomes were incorrectly calculated. The UW used the client's XXXX W2 from his business without obtaining the XXXX tax returns. Post closing, the clients provided XXXX and XXXX tax returns after the loan had already been transferred to XXX. Recalculation of the client's joint income reduces it from $XXX / month to $XXX / month when using the XXXX tax returns. The client's XXXX returns increase the income slightly to $XXX / month but the DTI is still too high at 93.75%.
Agree

This is an AUS DU Approve/ Eligible for a 95% LTV, Primary Residence, purchase.   Both borrowers are permanent resident aliens, and their resident cards are in the loan file as required.  Asset required per the AUS were $XXX and are in the loan file. The loan closed XX/XXXX. The borrowers income is listed on the origination 1003 as $XXX.  The origination underwriter used XXXX W2 income for both borrowers as qualifying income of $XXX  per month combined; however, the borrowers are self employed, and the loan file contains XXXX and XXXX tax returns. Borrower 1 owns 33% of the 1120 business with audit review using a 2 yr income average, and Borrower 2 owns 34% with audit review using the most recent XXXX average due to the XXXX tax yr having less earnings than XXXX. Therefore, the qualifying income for self employed is the most recent filed returns for the past 2 years, which is XXXX and XXXX for a qualifying combined income monthly of $XXX, and as a result the DTI increased from 48.11% to 105.95 exceeding the tolerance guidelines.
The loan file did not contain Third Party verification of the business as required.
The loan file did not contain XXXX and XXXX W2 income documents for Borrower 1 and Borrower 2 as required.
The loan file did not contain the Final Title Policy.

QC to review.
Q3OSCSXSGDO	Refinance	3: Curable	3: Curable	* Pre-disclosed Exception (Lvl 3) "Stated Defect: Rental income was incorrectly calculated during the origination process, increase DTI above program max.
Agree."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the appraisal and the lender's title policy on LE XX/XX/XXXX was not accepted because a valid reason was not provided.  A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change.  If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label)."
* DTI/Residual income outside of guidelines (ATR) (Lvl 3)     "The rental income was not properly calculated as the property was reported on Schedule E.  The Schedule E income should have been used for qualifying once used the DTI is 64.60%."
* DTI > 60% (Lvl 3) "The rental income was reported on Schedule E and Schedule E should have been used for qualifying. The property was in use 153 days or 5 months. The DTI is 64.60%."	Stated Defect: Rental income was incorrectly calculated during the origination process, increase DTI above program max.
Disagree
The rental income was calculated at 75% of the lease as per the guidelines. The difference in defect income was in the Social Security income. The defect calculation did not gross up the $XXX part of the $XXX claimed on the XXXX tax returns. Audit review grossed up the non taxable SS income using 125%; therefore the XXXX grossed up portion of the total SS income is $XXX plus the taxable amount of SS $XXX plus the Co-Borrowers pension income of $XXX per month for a total monthly income of $XXX. This income factor is within the FHLMC qualifying guidelines, and is the same as the origination income calculations bringing the DTI to 43.8 matching the AUS LP Accept results.

Compliance - tolerance violation
1CHMJNA2EB3	Cash Out	3: Curable	3: Curable	* Pre-disclosed Exception (Lvl 3) "Stated Defect: LTV EXCEEDED - VALUE INPUT ERROR Agree"			Stated Defect: LTV EXCEEDED - VALUE INPUT ERROR Agree Credit: Scores B1 736 B2 744 Income: Hourly Combined $XXX Assets: None Required Appraisal: Value $XXX LTV 106.23% Compliance- no issues
CMYWYINTWTO	Refinance	3: Curable	3: Curable	* Pre-disclosed Exception (Lvl 3) "Stated Defect: LO FRAUD Disagree. The loan file did not contain evidence of LO Fraud that could be detected."	Stated Defect: LO FRAUD
Disagree. The loan file did not contain evidence of LO Fraud that could be detected.
Credit: Scores B1 748 B2 737
Income: Salary Combined $XXX
Assets: $XXX
Appraisal: Value $XXX

Compliance: no issues.
Y0Q3TRBIAP4	purchase	3: Curable	3: Curable	* Pre-disclosed Exception (Lvl 3) "Stated Defect: A CAIVRS report was pulled Post-Close revealing the co-client defaulted on a student loan.
Disagree: The loan file doesn't contain the post-closing CAIVRS search."	Stated Defect: A CAIVRS report was pulled Post-Close revealing the co-client defaulted on a student loan.
Disagree: The loan file contains a clear CAIVRs search at the time of origination closing. The audit review is based from origination and not post closing.

Credit: Scores 678
Income: Salary $XXX
Assets:  $XXX
Appraisal: Value $XXX

Compliance: no issues
X53YVQKJYGI	Cash Out	3: Curable	3: Curable	* Pre-disclosed Exception (Lvl 3) "Site and Utilities - Ineligible property - site and utilities: Investor issue with - Property is ineligible due to issue with functioning bathrooms. Per the appraisal, the subject has two bathrooms consisting of a master bathroom that was incomplete with shower, toilet, sink/vanity uninstalled and a hall bathroom that was not functional at time of inspection. Without a functional bathroom, the subject property is incomplete and livability has not been established. We reached out to the appraiser to confirm if the hall bath was in fact non-functioning. He confirmed the hall bath was FUNCTIOING, but then realized he didn’t adjust property for the master bath and cut our value…so now the LTV is over the max. Agree."
* Original LTV (OLTV) does not meet eligibility requirement(s) (Lvl 3)     "The loan was approved at 80%, with appraisal value of $XXX.  The appraiser failed to make the appropriate adjustment for an incomplete master bath in his first report and provided an update report with an adjusted value of $XXX.  This increases the LTV to 81.42%, the max LTV per AUS LP is 80%."
* Missing evidence of TRID Disclosure Delivery (Lvl 3)     "This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f) (1)(ii) ) Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX was mailed, and therefore not received by the consumer 3 business days prior to the consummation date, XX/XX/XXXX. The defect can be cured by providing evidence that shows the consumer received the disclosure 3-business days prior to consummation. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required."
* DTI (Back) Ratio does not meet eligibility requirement(s) (Lvl 3)     "The co- borrowers base income as listed on the 1008 of $XXX monthly is not supported by the YTD paystub in file.  The YTD paystub in file shows total earnings of $XXX through XX/XX/XXXX.  The 11.71 month average of income is $XXX.  This results in a DTI of 50.1% which exceed the AUS LP approval DTI of 46%."
* Property Issues indicated (Lvl 3) "Although the origination appraisal reflected a value of $XXX, the file did contain an appraisal with revisions to original, dated XX/XX/XXXX, on page 416 of loan file, with an adjusted value of $XXX, due to the fact the master bathroom was not completed. Per the original appraisal, the subject property had 2 bathrooms. The property was eligible, but the value was not properly adjusted for the bathroom that was not completed. The subject loan closed XX/XX/XXXX. This increases the LTV from 80% to 81.42%."	Site and Utilities - Ineligible property - site and utilities: Investor issue with - Property is ineligible due to issue with functioning bathrooms. Per the appraisal, the subject has two bathrooms consisting of a master bathroom that was incomplete with shower, toilet, sink/vanity uninstalled and a hall bathroom that was not functional at time of inspection. Without a functional bathroom, the subject property is incomplete and livability has not been established. We reached out to the appraiser to confirm if the hall bath was in fact non-functioning. He confirmed the hall bath was FUNCTIOING, but then realized he didn’t adjust property for the master bath and cut our value…so now the LTV is over the max.

Agree: Although the origination appraisal reflected a value of $XXX the file did contain an appraisal with revisions to original, dated XX/XX/XXXX, on page 416 of loan file, with an adjusted value of $XXX, due to the fact the master bathroom was not completed.  Per the original appraisal, the subject property had 2 bathrooms.  The property was eligible, but the value was not properly adjusted for the bathroom that was not completed.   The subject loan closed XX/XX/XXXX. This increases the LTV from 80% to 81.42%.

Compliance- Initial CD delivery date test fail
MCISNUIKCYB	purchase	3: Curable	3: Curable	* Pre-disclosed Exception (Lvl 3) "Manufactured Housing-Specific - Ineligible manufactured housing: Ineligible Manufactured Housing. All final stamped documents (Appraisal, Title, etc.) indicated the subject is a single wide manufactured home and is not in a PUD (and is not a co-op or condo). Agree."
* Property is Manufactured Housing (Lvl 3) "The subject is a single wide manufactured home. All final stamped documents (Appraisal, Title, etc.) indicated the subject is a single wide manufactured home and not real property."	The subject is a purchase of a primary residence with a DU Approve/Eligible Recommendation reflecting an LTV/CLTV of 70%/70% and a DTI of 25.33%. The re-calculated DTI is 25.33%.
The borrower is retired, income is of $XXX from Social Security. Income is supported by Award Letter and Bank Statement.
The final CD reflects the borrower required $XXX at the close of the subject loan.  DU was run with assets of $XXX and required verification of $XXX with XXX reserves required. The file verified $XXX in addition to the $XXX XXX.
The subject appraised as is for $XXX.  There are four comps within 10.74 miles and four closed sales, 1 closed within six months of the subject.  The comps are of similar size and similar quality and construction and value is bracketed.

Manufactured Housing-Specific - Ineligible manufactured housing: Ineligible Manufactured Housing.  All final stamped documents (Appraisal, Title, etc.) indicated the subject is a single wide manufactured home and is not in a PUD (and is not a co-op or condo). Agree, subject is a manufactured home, page 1 of the appraisal confirms it to be a Manufactured ranch home, the measurements and all discussions within the appraiser confirm it is a manufactured home.  The title work confirms it to be a single wide, manufactured home.

Compliance: the loan failed for charges that cannot increase however the reimbursement offset the fees and passed. No other issues.
OABY0FOEACS	Cash Out	3: Curable	3: Curable	* Missing TRID RESPA Disclosures (Lvl 3) "The Escrow Account Disclosure on the PCCD issued on XX/XX/XXXX is inaccurate when compared to page 1 of the disclosure. The loan has a monthly MI of $XXX and $XXX for taxes and insurance. Therefore, the “Escrowed Property Costs Over 1 Year” (p4 Escrow Account) should reflect $XXX and the “Monthly Escrow Payment” should reflect $XXX The defect can be resolved by providing corrected disclosures and proof of delivery (mailing label)."
* CAIVRS missing  (Lvl 3)     "The loan file did not contain documentation of the CAIVRs for both borrowers as required per FHA."
* Pre-disclosed Exception  (Lvl 3)     "Stated Defect: UNINSURED FHA:  NOR - 12 month seasoning was not met
Agee"
* Transmittal (1008) is Missing (Lvl 3)     "The loan file did not contain the FHA Transmittal as required."
* Loan does not conform to program guidelines (Lvl 3) "The subject loan is a FHA cash out refinance. The Appraisal reflects the Borrowers purchased the subject on XX/XX/XXXX, and the Note date for the subject loan is XX/XX/XXXX. The loan file contains the previous HUD1 (p147) that reflects the borrowers paid cash in XXXX; however, the Title Commitment reflects the vested interest did not transfer, and the borrowers do not currently hold title. Therefore, the subject loan does not meet FHA guidelines for seasoning requirements."	Stated Defect: UNINSURED FHA: NOR - 12 month seasoning was not met
Agee:
The subject loan is a FHA cash out refinance. The Appraisal reflects the Borrowers purchased the subject on XX/XX/XXXX, and the Note date for the subject loan is XX/XX/XXXX. The loan file contains the previous HUD1 (p147) that reflects the borrowers paid cash in XXXX; however, the Title Commitment reflects the vested interest did not transfer, and the borrowers do not currently hold title. Therefore, the subject loan does not meet FHA guidelines for seasoning requirements.

Credit: Scores B1 644 B2 649
Income: B1 hourly $XXX
Assets: none required
Appraisal: Value $XXXsubject to repairs-escrow holdback -Final inspection in the loan file
Other: The loan file did not contain documentation of the CAIVRs for both borrowers as required per FHA.

Compliance: no pricing issues
UNOSXGP3RKU	Cash Out	3: Curable	3: Curable	* Missing sufficient employment documentation (ATR) (Lvl 3) "The loan file contains a VVOE dated XX/XX/XXXX that reflects the borrower was no longer employed as of XX/XX/XXXX, which was prior to the Note date of XX/XX/XXXX. Therefore, no income was given during the audit review."
* Missing income documentation (ATR) (Lvl 3)     "The loan file contains a VVOE dated XX/XX/XXXX that reflects the borrower was no longer employed as of XX/XX/XXXX, which was prior to the Note date of XX/XX/XXXX. Therefore, no income was given during the audit review."
* Pre-disclosed Exception  (Lvl 3)     "Stated Defect: Client was unemployed when the loan closed and says they are now self-employed.
Agree"	Stated Defect: Client was unemployed when the loan closed and says they are now self-employed.
Agree
The loan file contains a VVOE dated XX/XX/XXXX that reflects the borrower was no longer employed as of XX/XX/XXXX, which was prior to the Note date of XX/XX/XXXX. Therefore, no income was given during the audit review.
Credit: Scores 683
Income: -0- .
Assets: None required
Appraisal: Value $XXX

Compliance: no issues
ZADXBSGBLAM	Cash Out	3: Curable	3: Curable	* Missing evidence of TRID Disclosure Delivery (Lvl 3) "This loan failed the revised loan estimate delivery date test (prior to consummation) ( 12 CFR §1026.19(e)(4)(ii) ). Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX. In addition, The loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ). Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX was mailed, and therefore not received by the consumer 3 business days prior to the consummation date, XX/XX/XXXX. The defect can be cured by providing evidence that shows the consumer received the initial LE 4-business days prior to consummation as well as evidence that shows the initial CD was received 3-business days prior to consummation as well. If disclosures were delivered electronically, the consumer's E-consent is required."
* DTI (Back) Ratio does not meet eligibility requirement(s) (Lvl 3)     "The DTI can not be determined due to undisclosed debt on bank statement from XXX of $XXX with no payment listed."
* Pre-disclosed Exception  (Lvl 3)     "Liabilities Calculation/Analysis - Undisclosed liability: Borrower had an undisclosed lability that kicked DTI up in excess of 50%. This liability was not evident on the credit report, but was found on the asset statement. Undisclosed lability was paid and closed 6 months after origination.  Agree"
* DTI > 60% (Lvl 3)     "Unable to determine the final DTI as the undisclosed debt from the XXX statement of $XXX does not reflect a payment."
* Unable to verify all credit obligations (ATR) (Lvl 3) "The origination file contained bank statements from XXX with an acct ending #XXXX reflects a $XXXdeposit on XX/XX/XXXX from XXX Loans. The origination credit report did not reflect a loan from XXX and the file did not contain a letter of explanation or documentation to confirm the account information. Unable to determine final DTI as this payment is not known."	Liabilities Calculation/Analysis - Undisclosed liability: Borrower had an undisclosed lability that kicked DTI up in excess of 50%. This liability was not evident on the credit report, but was found on the asset statement. Undisclosed lability was paid and closed 6 months after origination. Agree - Per the XXX bank statement in file at origination, the borrower took out a $XXX loan on XX/XX/XXXX. The payment for this new loan is not listed on the statement. The AUS showed an approved DTI of 38%; however, a final DTI can not be determined without the amount of the new monthly obligation.

Compliance: loan failed revised LE delivery date test, initial CD delivery date test, and lender credits that cannot decrease.
51CPN4B15II	Cash Out	3: Curable	3: Curable	* Missing Documentation (Lvl 3) "The property located atXXX, XXX, AZ had a mortgage attached to it in the amount of $XXX. The loan file is missing the mortgage statement to determine if escrows are collected."
* Pre-disclosed Exception  (Lvl 3)     "Stated defect: Income/Employment Calculation - retirement/pension/Social Security: Underwriter mistakenly assigned the borrowers SSI income to the co borrower as well as to the borrower. Upon removal of this duplicative income DTI exceeds 50%".   Agree: The audit DTI was higher than calculated at origination. Due to Income calculation error at origination.  The re-calculated DTI is 69.9%."
* Missing Doc (Lvl 3)     "The property located at XXX, XXX, AZ was owned fee and clear according to the 1003; however, the loan file is missing a title run down to confirm that."
* Unable to verify all credit obligations (ATR) (Lvl 3)     "The hazard policy certificates for the properties located at XXX, XXX, AZ; XXX , XXX, AZ; XXX, XXX, AZ  XXX, AZ; XXX , XXX, CA; XXX, XXX, AZ; XXX , XXX, AZ; XXX, XXX, AZ  XXX, AZ;XXX, XXX, AZ; XXX, XXX, AZ; XXX , XXX, AZ; XXX, XXX, AZ  XXX, AZ; XXX, XXX, AZ; XXX , XXX, AZ; XXX, XXX, AZ and XXX, XXX,  XXX, AZ; XXX, XXX, AZ; XXX , XXX, AZ; XXX, XXX, AZ and XXX, XXX, AZ are missing. Additionally, the auto lease throughXXX  Credit with a balance of $XXX and a monthly payment of $XXX was omitted at origination without documentation confirming the lease had been fully closed out. The 1003 indicated there was less than 10 payment's left. Without the HOI certs and documentation confirming the auto lease was closed the DTI calculation at origination cannot be verified."
* DTI (Back) Ratio does not meet eligibility requirement(s) (Lvl 3)     "The DTI on the AUS DU in file is 49.45%.  With the corrected calculation of income, the DTI increases to 69.9% which is higher than allowed."
* DTI/Residual income outside of guidelines (ATR) (Lvl 3)     "The DTI on the AUS DU in file is 49.45%.  With the corrected calculation of income, the DTI increases to 69.9% which is higher than allowed."
* DTI > 60% (Lvl 3) "The DTI on the AUS DU in file is 49.45%. With the corrected calculation of income, the DTI increases to 69.9% which is higher than allowed."	Stated defect: Income/Employment Calculation - retirement/pension/Social Security: Underwriter mistakenly assigned the borrower’s SSI income to the co borrower as well as to the borrower. Upon removal of this duplicative income DTI exceeds 50%".

Agree: The audit DTI was higher than calculated at origination. Partially due to the income being calculated incorrectly at origination.  The re-calculated DTI is 69.9%.

Review: CO refi of primary residence. Payoff statements starting on page 375. Assets starting on page 431 and 494. SSA 1099 on page 430. Tax returns starting on page 441. The subject property is in a trust. The trust starts on 553. The 1003 indicates XXX, XXX, AZ as a commercial property; however, the schedule E of the XXXX tax return indicates the property is a single family. Google Earth also reflects a single family residence. The HOI certs for the properties located at XXX, XXX, AZ; XXX , XXX, AZ; XXX, XXX, AZ  XXX, AZ; XXX , XXX, CA; XXX, XXX, AZ; XXX , XXX, AZ; XXX, XXX, AZ  XXX, AZ;XXX, XXX, AZ; XXX, XXX, AZ; XXX , XXX, AZ; XXX, XXX, AZ  XXX, AZ; XXX, XXX, AZ; XXX , XXX, AZ; XXX, XXX, AZ and XXX, XXX,  XXX, AZ; XXX, XXX, AZ; XXX , XXX, AZ; XXX, XXX, AZ and XXX, XXX, AZ are missing. The auto lease throughXXX  Credit with a balance of $XXX and a monthly payment of $XXX was omitted at origination without documentation confirming the lease had been fully closed out. The 1003 indicated there was less than 10 payment's left. The property located at XXX, XXX, AZ was owned free and clear according to the 1003; however, the loan file is missing a title run down to confirm that. The property located atXXX, XXX, AZ had a mortgage attached to it in the amount of $XXX. The loan file is missing the mortgage statement to determine if escrows are collected.

Compliance: no issues
XGIKR5ZP155	Refinance	3: Curable	3: Curable	* Missing Documentation (Lvl 3) "The Credit Report reflects 9 inquiries, including two to lender that new debt was opened in the last 90 days. The inquiries were not addressed by the borrower in an inquiry letter as is standard."
* ROR H9 form for the same Lender refinance was missing (Lvl 3)     "The consumer(s) was provided the incorrect RTC version. The consumer is refinancing with the original (same) creditor (new advance of money with the same creditor). Model H-8 was provided; however, because the property is located in NJ (XXX ), model H-9 should have been used."
* Pre-disclosed Exception  (Lvl 3)     "Stated Defect: Client opened a XXX  debt with a monthly payment of $XXX on XX/XX/XXXX prior to closing on XX/XX/XXXX. The new debt increases the DTI from 48.89% to 57.98%.
Agree"	Stated Defect: Client opened a XXX debt with a monthly payment of $XXX on XX/XX/XXXX prior to closing on XX/XX/XXXX. The new debt increases the DTI from 48.89% to 57.98%.
Agree

Tis loan was a Limited Cash Out refinance of a SFR primary residence.  Loan file contain AUS DU, Approve/Eligible.  The borrwer has owner home for 10 years and has been on his job for 7.8 years.  Income is in file and supportive.  No assets were required.  The loan file contains an appraisal with 'as is" appraisal with a value of $XXX.  The UCDP score is 2.5.  Review of the credit report reflects that there were 9 inquiries that were not addressed with a LOE in the file by the borrower, the new loan identified as open prior to closing, XXX  did appear twice in the previous 90 days before closing.

Compliance: The file contained an incorrect ROR. The file is a refiance with the same lender - the H9 ROR is required. no other issues.
DJ1PEPAOGAU	purchase	3: Curable	3: Curable	* Missing asset documentation (ATR) (Lvl 3) "The Closing Disclosure reflects funds required for closing in the amount of $XXX including the XXX, and the loan file documents verified assets totaling $XXX. Therefore, the Borrower is short verified funds in the amount of $XXX."
* Assets are not sufficient to close (Lvl 3)     "The Closing Disclosure reflects funds required for closing in the amount of $XXX including the XXX, and the loan file documents verified assets totaling $XXX. Therefore, the Borrower is short verified funds in the amount of $XXX."
* Unable to verify PITI on other mortgage related obligations (ATR) (Lvl 3)     "The Final Loan Application indicates a new loan with XXX in the amount of $XXX and the loan file does not contain a Note or a Closing Disclosure indicating the new payment, including the taxes and homeowners insurance. The PITI was not verified."
* DTI > 60% (Lvl 3)     "The Final Loan Application indicates a new loan with XXX in the amount of $XXX and debts totaling $XXX with monthly payments of $XXX were omitted. The loan file does not contain a Note or a Closing Disclosure indicating the new payment, and the debt payoff. As a result the addition of the debts during the audit review, increased the DTI from 48% to 70% exceeding maximum guidelines."
* Pre-disclosed Exception  (Lvl 3)     "Stated Defect: Original note was lost and client is uncooperative. We can sign a lost note affidavit.
Agree: Copy the Note is located in the loan file on page 333."
* DTI (Back) Ratio does not meet eligibility requirement(s) (Lvl 3)     "The Final Loan Application indicates a new loan with XXX in the amount of $XXX and debts totaling $XXX with monthly payments of $XXX were omitted. The loan file does not contain a Note or a Closing Disclosure indicating the new payment, and the debt payoff. As a result the addition of the debts during the audit review, increased the DTI from 48% to 70% exceeding maximum guidelines."
* Unable to verify all credit obligations (ATR) (Lvl 3)     "The Final Loan Application indicates a new loan with XXX in the amount of $XXX and debts totaling $XXX with monthly payments of $XXX were omitted. The loan file does not contain a Note or a Closing Disclosure indicating the new payment, and the debt payoff. As a result the addition of the debts during the audit review, increased the DTI from 48% to 70% exceeding maximum guidelines."
* DTI/Residual income outside of guidelines (ATR) (Lvl 3) "The Final Loan Application indicates a new loan with XXX in the amount of $XXX and debts totaling $XXX with monthly payments of $XXX were omitted. The loan file does not contain a Note or a Closing Disclosure indicating the new payment, and the debt payoff. As a result the addition of the debts during the audit review, increased the DTI from 48% to 70% exceeding maximum guidelines."	Stated Defect: Original note was lost and client is uncooperative. We can sign a lost note affidavit.
Disagree: The Note is located in the loan file on page 333.

The Final Loan Application indicates a new loan with XXX in the amount of $XXX and debts totaling $XXX with monthly payments of $XXX were omitted. The loan file does not contain a Note or a Closing Disclosure indicating the new payment, and the debt payoff. As a result the addition of the debts during the audit review, increased the DTI from 48% to 70% exceeding maximum guidelines.
The Closing Disclosure reflects funds required for closing in the amount of $XXXincluding the XXX, and the loan file documents verified assets totaling $XXX. Therefore, the Borrower is short verified funds in the amount of $XXX

Compliance: no issues
S4Z3JNAF2AA	purchase	3: Curable	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The loan file contains a Certificate of Eligibility, which VA considers proof of eligibility; however the origination underwriter did not do the due diligence to review the DD214 for time served eligibility. The loan file contains a VA Letter that Loan Guaranty Benefits is being returned because the XXX does not meet the XX months length of service requirement (p547) DD214 p81 confirms 1 yr 9 mos of service. Therefore, the loan is not eligible for VA Guaranty."
* Pre-disclosed Exception  (Lvl 3)     "Stated Defect: Loan Closed without VA Entitlement
Agree"	Stated Defect: Loan Closed without VA Entitlement
Agree
The loan file contains a Certificate of Eligibility, which VA considers proof of eligibility; however the origination underwriter did not do the due diligence to review the DD214 for time served eligibility. VA Letter that Loan Guaranty Benefits is being returned because the XXX does not meet the XX months length of service requirement (p547) DD214 p81 confirms XX yr XX mos of service.

Compliance: no issues
DYWOJ51L2AZ	purchase	3: Curable	3: Curable	* DTI/Residual income outside of guidelines (ATR) (Lvl 3) "Income/Employment Calculation - self-employed: Rental Income (XX/XX/XXXX), General Eligibility, Net Rental Income Calculation Requirements; when using a Lease or Forms 72 or 1000, 75% of the gross monthly rent or gross monthly market rent. The 25% adjustment is made to compensate for vacancies, operating and maintenance costs and any other unexpected expenses. To obtain the 43.513% origination DTI, the UW used 100% of the gross market rents as outlined on Form 1000 from the appraisal and did not apply the 25% vacancy factor. Rental Income (XX/XX/XXXX). Subject was vacant at origination. Using the correct rental income calculations results in a DTI of 50.331%. AUS approval DTI was 44%."
* Loan file does not contain sufficient information to complete Credit Due Diligence (Lvl 3)     "Income/Employment Calculation - self-employed: Rental Income (XX/XX/XXXX), General Eligibility, Net Rental Income Calculation Requirements; when using a Lease or Forms 72 or 1000, 75% of the gross monthly rent or gross monthly market rent. The 25% adjustment is made to compensate for vacancies, operating and maintenance costs and any other unexpected expenses. To obtain the 43.513% origination DTI, the UW used 100% of the gross market rents as outlined on Form 1000 from the appraisal and did not apply the 25% vacancy factor.  Rental Income (XX/XX/XXXX). Subject was vacant at origination. Using the correct rental income calculations results in a DTI of 50.331%. Agree"
* DTI (Back) Ratio does not meet eligibility requirement(s) (Lvl 3)     "Income/Employment Calculation - self-employed: Rental Income (XX/XX/XXXX), General Eligibility, Net Rental Income Calculation Requirements; when using a Lease or Forms 72 or 1000, 75% of the gross monthly rent or gross monthly market rent. The 25% adjustment is made to compensate for vacancies, operating and maintenance costs and any other unexpected expenses. To obtain the 43.513% origination DTI, the UW used 100% of the gross market rents as outlined on Form 1000 from the appraisal and did not apply the 25% vacancy factor.  Rental Income (XX/XX/XXXX). Subject was vacant at origination. Using the correct rental income calculations results in a DTI of 50.331%. The DTI per the AUS was 44%."
* Pre-disclosed Exception (Lvl 3) "Income/Employment Calculation - self-employed: Rental Income (XX/XX/XXXX), General Eligibility, Net Rental Income Calculation Requirements; when using a Lease or Forms 72 or 1000, 75% of the gross monthly rent or gross monthly market rent. The 25% adjustment is made to compensate for vacancies, operating and maintenance costs and any other unexpected expenses. To obtain the 43.513% origination DTI, the UW used 100% of the gross market rents as outlined on Form 1000 from the appraisal and did not apply the 25% vacancy factor. Rental Income (XX/XX/XXXX). Subject was vacant at origination. Using the correct rental income calculations results in a DTI of 50.331%. Agree"	Income/Employment Calculation - self-employed: Rental Income (XX/XX/XXXX), General Eligibility, Net Rental Income Calculation Requirements; when using a Lease or Forms 72 or 1000, 75% of the gross monthly rent or gross monthly market rent. The 25% adjustment is made to compensate for vacancies, operating and maintenance costs and any other unexpected expenses.To obtain the 43.513% origination DTI, the UW used 100% of the gross market rents as outlined on Form 1000 from the appraisal and did not apply the 25% vacancy factor. Rental Income (XX/XX/XXXX). Subject was vacant at origination. Using the correct renal income calculations results in a DTI of 50.331%. Agree: Operating Income Statement is on page 273.
purchase of investment property. Permanent resident alien.

Compliance review complete. No issues.
WVQ4Y0RWROA	Refinance	3: Curable	3: Curable	* Assets are not sufficient to close (Lvl 3) "The Closing Disclosure reflected funds to close of $XXX; however, the loan file contained asset statements totaling verified assets in the amount of $XXX. Therefore, the Borrower was short the required verified assets in the amount of $XXX."
* Missing asset documentation (ATR) (Lvl 3)     "The Closing Disclosure reflected funds to close of $XXX; however, the loan file contained asset statements totaling verified assets in the amount of $XXX. Therefore, the Borrower was short the required verified assets in the amount of $XXX."
* Pre-disclosed Exception  (Lvl 3)     "Stated Defect: A non-streamline case number was assigned but it closed as a streamline.
				Agree: The loan transmittal on page 148 confirms the loan was closed as a Streamline refinance with no appraisal."			Stated Defect: A non-streamline case number was assigned but it closed as a streamline.
4HRYC2EJTNC	purchase	1: Acceptable	1: Acceptable				The subject is a purchase of an investment residence using a FNMA DU Approve / Eligible Recommendation with an LTV/CLTV of 75%/75% and a DTI of 29.24%. The recalculated DTI is uncalculated due to missing income documentation and missing credit report. The borrower is employed employment income is unknown due to missing documentation. Rental income of $XXX for the 6 rental properties is supported by 2014, & XXXX tax returns. No rental income used for subject property. Income is supported by tax returns and VVOE but paystubs and W2 are missing. The final CD reflects the borrowers required $XXX to close the subject loan. DU was run with funds of $XXX and required verification of $XXX with $XXX reserves required. The file verified zero assets. FNMA UCDP score is 1. The subject appraised as is for $XXX. There are six comps within 1.22 miles, four closed sales, four closed within six months of the subject. The comps are of similar size and similar quality and construction and value is bracketed. Noted defect - Conflicting organizational documents on whether property is a condo or a PUD. Appraisal was completed as a Condo but public records seem to show the property as a townhouse. Compliance: . The loan file did not include the initial application and no alternative documents were available. The application date utilized was 1 month prior to closing date of XX/XX/XXXX after running compliance test at 30-day increments for 30 days. Results in a fail at 30 day look back on XX/XX/XXXX (there is no XX/XX/XXXX 7 since XX always ends on the XX). The disclosure tests failed since there was no initial 1003. Compliance: the loan failed tolerance. The appraisal and recording increased and although a cure was given, it was not sufficient to cover all. The Tool Kit is missing as well.
KYSCTF2RFRJ	purchase	1: Acceptable	1: Acceptable	Compliance review completed: The Tool Kit is missing.

The subject is a construction to perm of a primary residence using a FNMA DU Approve / Eligible Recommendation with an LTV/CLTV of 80%/80% and a DTI of 20.31%. The recalculated DTI is not calculated due to missing documentation. Credit report, income and asset documentation is missing and the LTV is calculated as 80.709% due to the updated value of $XXX on the completion cert.
The borrower is employed employment income is not calculated due to missing documentation, a VVOE was located but about 90 days old.
The final CD reflects the borrowers required $XXX to close the subject loan.  The file verified zero personal assets. DU was run with assets of $XXX and required verification of $XX with $XXX reserves required.
FNMA UCDP score is 2. The subject appraised as is for $XXX.  There are eight comps within 4.18 miles, five closed sales, three closed within six months of the subject.  The comps are of similar size and similar quality and construction and value is bracketed.

VBZUOTYIG4X	purchase	1: Acceptable	1: Acceptable	The subject is a construction to perm of a primary residence using a FNMA DU Approve / Eligible Recommendation with an LTV/CLTV of 43%/43% and a DTI of 40.31%. The recalculated DTI is based on the debts from the final application as the credit report is missing. Credit report and asset documentation are missing.
The borrower is employed, a monthly paystub dated XX/XX/XXXX was located but does not have the company name and does not have YTD. A VVOE was located, and a XXXX w2 were located.  The required XXXX W2 was missing.

The final CD reflects the borrowers required $XXX to close the subject loan.  The file verified zero personal assets. DU was run with assets of $XXX and required verification of $XXX with $zero reserves required.  The UW Summary states $XXX of the assets are proceeds from sale of home and that the settlement statement is in the file.  There were no asset documents in the loan file and the settlement statement for the sale was not located.
FNMA UCDP score is 2.3. The subject appraised as is for $XXX.  There are six comps within 7.03 miles, five closed sales, four closed within six months of the subject.  The comps are of similar size and similar quality and construction and value is bracketed.

Search for the Appraiser on the Oregon.gov appraiser look up site did not reveal any results.

C to P Modded to Perm. Not Saleable - Income - Forced Retirement ***DISAGREE*** The loan file does not contain any documentation of a Mod and the file is missing documentation unable to confirm forced retirement.

Compliance: Tool Kit missing.
4OPCPXBPJZX	purchase	1: Acceptable	1: Acceptable	Comments:
30 yr Fxd FHA purchase
FHA Transmittal p7 - AUS/DU approve/Eligible p8 DTI 45.13%
Drive Report p271 OFAC/LDP Clear
Scores B1 666/ B2 602   VOR p424
Contract p509 $XXX
Appraisal p531 value $XXX0k subject to completion Final Insp p559
Flood p604 Zone X
Income: B1 new job $XXX. B2 YTD Avg $XXX=$XXX
Assets: funds reqd to verify $XXX verified funds $XXX short
Audit DTI 45.1%
Exception-does not meet FHA guidelines for Builder Docs
Missing:
Deducted $XXX unallowed XXX gift from friend per FHA- Short funds $XXX
Missing FHA Termite Soil Treatment

Compliance- no defect noted.
No new issues.
ERST5VMHVTJ	Cash Out	1: Acceptable	1: Acceptable	The subject is a Limited cash out refinance of a primary residence using a DU Approve/Eligible recommendation with an LTV/CLTV of 65%/65% and a DTI of 43.40%. The recalculated DTI is 43.4%, variance due to rounding.
The borrower is employed, income is $XXX based on semi-monthly pay. Income is supported by paystubs, W2’s and a VVOE.
The final CD reflects the borrower received $XXX (which includes the $xxx gift) from the close the subject loan.  The file verified $xxx in gift funds. DU required verification of $xxx for reserves.
FNMA UCDP score is 1.2. The subject appraised as is for $XXX.  There are four comps within .16 miles three closed sales, 3 closed within six months of the subject.  The comps are of similar size and similar quality and construction and value is bracketed.
Drive report in file pass score is 769

Compliance: no defect noted.
No new issues.
FJSVDVVZBKS	Cash Out	1: Acceptable	1: Acceptable	Comments:
30 yr Fxd Conv Cash Out Refi
AUS/DU Approve/Eligible DTI 45.48%
DU Income/Employment Validated
Score 691 No Fraud Alerts
Flood Cert p150 Zone X
Fraud Report p157 OFAC Clear
FNMA UCDP p178 CU score 2.7
Appraisal p183 value $XXX  as is - ASC verified Active
4506T p 261
Income: salary $XXXX
Assets: not reqd
Audit DTI 45.5%

Exception: Compliance

Compliance- this loan fails TILA and revised LE delivery date test (prior to consummation).
YBN03HQFM2A	purchase	1: Acceptable	1: Acceptable				Compliance Loan fails tolerance and higher price testing.
W2BKD50BRAX	purchase	1: Acceptable	1: Acceptable	Compliance review completed: The following documents are missing: Special Information booklet and the Loan Program Disclosure.
7/1 ARM Conv purchase with an LTV of 68.18%. The Borrower has stable employment earning $XXX per month with a DTI of 38.7%. The Borrowers reserve assets are $XXX after closing. The loan meets ATR/QM guidelines.

Stated Defect: Disagree. The source for the large deposit of $XXX was from the borrowers foreign account and was documented in the loan file.
The loan file contained a bank statement from ICICI identifying the borrower and reflecting the asset value along with the liquidation of funds for the funds transfer. In addition, the loan file contains currency converters that reflect sufficient funds to transfer. The loan file also documents the obligations on real estate owned in India, as it contains an updated credit supplement listing the loan payment in US dollars, along with letters from the bank showing ownership and not additional debts. There is a bank letter that reflects one of the properties as free and clear and a Letter of Explanation from the borrower referencing the tax bills to be less than $XXX on the foreign properties.
1ZOR54XK3AA	Refinance	1: Acceptable	1: Acceptable	7/1 ARM Conv Cash Out Refi with an LTV of 70%. The Borrower and Co-Borrower have stable employment and a combined earnings of $XXX per month with a DTI of 37.9%. The Borrowers reserve assets are $XXXafter closing. The loan meets ATR/QM regulations.

Compliance Review Completed: no issues found.

Stated Defect: Disagree. The borrower has changed employers and remains in the same position with the same earning structure to include a base plus commission calculation. Although for qualifying purposes you take XXXX, XXXX and YTD earnings and average them, which would be $XXX per month; the more conservative calcuation using only YTD earnings of $XXXper month was used for qualifying. Therefore, the DTI of 37.90% remains within guidelines. The disputed Citi account was included in the debt obligations, and is acceptable. The Borrowers total verified assets were $XXX and the cash portion was $XXX The subject loan was a Cash Out Refinance and the reserve requirement was $XXX, which the Borrowers cash assets were sufficient to meet the reserve requirements.
CYD0GKXHLBN	purchase	1: Acceptable	1: Acceptable	Stated Defect: The client opened an Affirm, Inc. debt with a monthly payment of $XXX on XX/XX/XXXX prior to closing on XX/XX/XXXX. The new debt increases the DTI to > 50%.

DU Approve/Eligible purchase of a primary residence condominium with an LTV/CLTV of 97% and a DTI of 43.58%.  The re-calculated DTI is 45.7%, which is within the 3% tolerance.  This is due to the re-calculated PITIA of $XXX (P&I $XXX, MI $XXX, HOI $XXX, Taxes $XXX, HOA $XXX) being higher than the DU PITIA of $XXX (P&I $XXX, MI $XXX, HOI $XXX, Taxes $XXX, HOA $XXX).
Qualifying score of 742.  No issues.
Per DU, the borrower was qualified with income of $XXXX/month.  Origination income was supported.
Per the final CD, the borrower gave an XXX of $XXX and paid $XXX at closing for total funds of $XXX.  Sufficient funds were verified.  There was a $XXX deposit on XX/XX/XXXX and the file contains a copy of the gift check and gift letter.
The subject appraised as is for $XXX.  The GLA and value is bracketed.  There is one comp in the complex.  FNMA CU Score is 999.  The Condo questionnaire states there are 12 units and 6 units are rented and 6 are owner occupied; however, the appraisal states there are 3 units with 0 rented.  Appraisal should reflect the correct condo information.  The DU required a full condo review, the loan file contains the full review cert.

Compliance- no issues
PBWC0J5FYFU	Cash Out	1: Acceptable	1: Acceptable	Stated Defect: DTI exceeds max guidelines. Client opened an auto loan prior to closing, increasing the DTI to 58%.

DU Approve/Eligible cash-out refinance of a primary residence with an LTV/CLTV of 80% and a DTI of 40.08%.
Qualifying score of 719.  The borrower filed Chapter 7 Bankruptcy XX/XX/XXXX that was discharged XX/XX/XXXX, which meets the 4-year waiting period.
The loan file contains a payment history for the Ditech mortgage secured against the investment property.  This reflects a payment on XX/XX/XXXX of $XXX.  The loan file contains proof it was paid from the Business Checking (p.63) as well as a Satisfaction for the loan.  The final loan application reflects taxes and insurance for the investment property of $XXX/month.  The loan file contains the HOI policy for the property located at XXX ($XXX/month); however, is missing evidence of the monthly taxes for the property.  Used the figure from the XXXX Schedule E of $XXX/month which appears to be what was used at origination.
Per the DU findings, the borrower was qualified with base pay of $XXX and net rental income of $XXX for total qualifying income of $XXX.  The base pay and rental income is supported is supported.
Cash back of $XXX. DU did not require verification of any assets.
The subject appraised as is for $XXX.  The value is bracketed.   No issues.  FNMA CU score is 2.
The loan file contains a XXX loans Homeowner’s Insurance Summary; however, is missing the actual hazard insurance policy for the subject property.

Compliance- incorrect RTC version, timing fails, and tolerance violations.
CRWL11LOJYM	purchase	1: Acceptable	1: Acceptable	Compliance- initial CD delivery date test fail; tolerance violation (no COC), missing IEAD; missing Tool Kit; inaccuracies on the Escrow Account Table (p4 of last revised CD)

Credit - DU Approve/Eligible purchase of a primary residence with an LTV/CLTV of 97/102% and a DTI of 44.68%.  The initial loan application does not have the way the application was taken completed.  There is a second lien with XXX in the amount of $XXX with no payments required and will be forgiven in seven years if all terms are met (continued occupancy, payment of first mortgage and no default on first or second mortgage terms).
Qualifying score of 719.  No issues.
DU required the borrower to complete an acceptable homeownership education program prior to closing.  The loan file does not contain the required proof the program was completed.
DU Qualifying income is $XXX.  The origination income is supported.
Per the final CD, the borrower gave an XXX of $XXX and paid $XXX at closing.  Sufficient funds verified.
There is a seller credit of $XXX and within guidelines.  Second lien of $XXX (XXX).  Grant of $XXX (OHFA).  Total IPC is $XXX (5.83%).  Per FNMA guidelines B3-4.1-03 (XX/XX/XXXX) IPC funds that flow through a DAP (down payment assistance program) may be used for allowable closing costs, prepaids, and energy related expenses in compliance with FNMA IPC limits.  For a principal residence with an LTV/CLTV greater than 90%, the maximum allowable IPC is 3%.  The DAP of $XXX exceeds the maximum allowable IPC.  It is to be noted, there is a second lien Note in the amount of XXX (p.198) and a second lien Note in the amount of $XXX (p.196) which covers the second DAP lien and the DAP grant from the same party.  The recorded Mortgage for the second lien is in the amount of $XXX (p.188).  There is an unrecorded Mortgage for the second lien in the amount of $XXX (p.194).  There is a DPA Change Affidavit (p.209) lowering the DPA from$XXX to $XXX and also an Award Letter for the $XXX OHFA Grant that is reflected on the final CD with the lower DPA second lien of $XXX
 The subject appraised subject to repairs for $XXX.  The appraiser recommended a professional contractor/expert in foundations and settling to be consulted due to the tilted/leaning garage, distressed and damaged front porch, cracked window on the enclosed porch and significant settling in the driveway and patio areas to verify structural integrity.  He also recommended repair of interior exposed areas to the elements of the enclosed porch due to shifting and black mold like substance growing in the basement.  The loan file is missing the final inspection.  FNMA CU score is 4.3.
The payment history provided from XX/XX/XXXX-XX/XX/XXXXreflects 23x0 with the last payment made for XX/XXXX.
Stated Defect: TRID Violation - Not part of the credit review

PPJJ4RY4MPP	purchase	1: Acceptable	1: Acceptable	Compliance- missing SPL and IEAD. In addition, the loan failed the initial LE delivery date test and the initial CD delivery date test as well as tolerance violation.

DU Approve/Ineligible purchase of a primary residence with an LTV/CLTV of 97/102% and a DTI of 41.69%.  Per DU (p.61) the loan is ineligible as the CLTV exceeded 97%.  It appears the DPA was not submitted properly as a Community Second.  The loan file is missing a DU Approve/Eligible properly submitted.
685 Qualifying score.
Final loan application and DU income of $XXX consists of base pay of $XXX, Bonus of $XXX and MCC of $XXX.  Base pay is supported.  Bonus income is not supported.  The bonus income of $XXX was utilized to qualify; however, the written VOE in the file does not say that it is likely to continue.  Box 14 is not marked off yes or no for bonuses to continue.  Based on this, the OT was not utilized in the re-calculation.  The loan file does contain documentation to support the MCC income utilized. ($XXXx5.875%=$XXXx40%=$XXX/12=$XXX.  Total re-calculated income is $XXX.  The DTI increased from 41.69% to 42.9%, which does not exceed the 3% tolerance.
Per the final CD, the borrower gave an XXX of $XXX and paid $XXX at closing.  The XXX was documented.  Sufficient funds were verified.
Per the final CD, there is a DPA of $XXX and a seller credit of $XXX (total of $XXX). Per FNMA guidelines B3-4.1-03 (XX/XX/XXXX) IPC funds that flow through a DAP (down payment assistance program) may be used for allowable closing costs, prepaids, and energy related expenses in compliance with FNMA IPC limits.  For a principal residence with an LTV/CLTV greater than 90%, the maximum allowable IPC is 3%.  The total of $XXX (7.92%) exceeds the maximum allowable IPC.
The subject appraised as is for $XXX.  The value is bracketed.  No issues.  FNMA CU score is 2.
The contract of sale reflects the sales price as $XXX with an on or before date of XX/XX/XXXX.  Per the final CD, the sales price is $XXX and the loan closed XX/XX/XXXX.  The loan file is missing a fully executed amendment to the contract reducing the sales price and extending the closing date.
The prelim title has a judgment in the amount of $XXX (p.241).  This has been removed on the final title policy.  No issue.

5GR4VGOUFES	Cash Out	1: Acceptable	1: Acceptable	Compliance- initial CD delivery date test fai and inaccuracies on the Escrow Account Tablel. In addition, the loan is higher priced. It meets the Escrow and Appraisal Guidelines.

Credit - DU Approve/Eligible limited cash-out refinance of a primary residence (Manufactured Home) with an LTV/CLTV of 95% and a DTI of 40.84%.  Per the final CD, the borrowers paid off the first mortgage with Bayview Loan servicing and a second lien with One Main Financial.  Per the credit report, the first with Bayview was obtained XX/XXXX and the second mortgage with One Main was obtained XX/XXXX; therefore, it was not purchase money and the loan is not eligible for a limited cash out refinance and should have been submitted as a cash out refinance.  A cash-out refinance would not have allowed for a 95% LTV.
Qualifying Scores are 692/746.  There is a net rental loss of $XXX for an investment property that no rental income was used, and the entire payment included in the DTI.  The HOI reflects it is escrowed.
DU has the following income for the borrowers:  B1 - VA benefit $XXX, SS $XXX and Pension $XXX.  B2 - VA benefit $XXX, SS $XXX.
Per the final CD, the borrower paid $XXX to complete the transaction.  Sufficient funds were verified.
The subject is a manufactured home that appraised as is for $XXX.  The site size, GLA and value are bracketed. There is not documentation to support the subject has not been moved per FNMA requirements.
The loan file contains the final title policy; however, it does not include the ALTA Endorsement 7-06 (Manufactured Housing).
Per the provided payment history that is thru XX/XX/XXXX the loan is 0x30 with the last payment made on XX/XXXX.
STATED DEFECT:  Program/Guideline Violation.  Agree

CVY4QA5SH1Q	purchase	1: Acceptable	1: Acceptable	Stated Defect: Jumbo closed prior to the pandemic

Agree

Credit: Scores 809
Income: Partial Self Employment and Retired combined $XXX
Assets: $XXX
Appraisal: Condo Value $XXX
Other: The loan application declarations section was completed that the Borrower is a Co-Signor on a loan; however; the loan file does not contain the documentation of that loan as

Compliance- evidence of initial application date required.
PH0HP1I1QWR	Cash Out	1: Acceptable	1: Acceptable	Stated Defect: Texas Home Equity50(a)(6) closed with PIW instead of obtaining an appraisal. Appraised value ($XXX) based on tax accessors value
Agree

The Other Payment for the Subject property reflected on the Final 1003 is the balance of the monthly taxes listed on the CD
Credit: Scores 622
Income: Retired $XXX
Assets: None Required
Appraisal: The AUS/DU approved the use of a PIW; however the subject loan was a Texas Cash Out Refinance, and a PIW is not permitted per FNMA guidelines.

Compliance: no issues.